UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust NASDAQ
Technology Dividend Index Fund
TDIV | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ Technology Dividend Index Fund	$24	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,662,125,813
Total number of portfolio holdings	91
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	8.5%
Microsoft Corp.	8.1%
Texas Instruments, Inc.	7.4%
Broadcom, Inc.	7.2%
Oracle Corp.	6.3%
QUALCOMM, Inc.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
Analog Devices, Inc.	2.8%
Verizon Communications, Inc.	2.3%
AT&T, Inc.	2.2%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Multi-Asset Diversified Income Index Fund
MDIV | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Multi-Asset Diversified Income Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Diversified Income Index Fund	$24(1)	0.48%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$451,753,223
Total number of portfolio holdings	123
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Tactical High Yield ETF	20.0%
Rayonier, Inc.	1.6%
PennyMac Mortgage Investment Trust	1.6%
AGNC Investment Corp.	1.5%
Icahn Enterprises, L.P.	1.5%
Western Midstream Partners, L.P.	1.4%
USA Compression Partners, L.P.	1.3%
Black Stone Minerals, L.P.	1.2%
Kimbell Royalty Partners, L.P.	1.2%
Alliance Resource Partners, L.P.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust S&P
International Dividend Aristocrats ETF
FID | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust S&P International Dividend Aristocrats ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P International Dividend Aristocrats ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$87,469,157
Total number of portfolio holdings	80
Portfolio turnover rate	47%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
APA Group	2.3%
TELUS Corp.	2.0%
Bouygues S.A.	2.0%
Henderson Land Development Co., Ltd.	1.9%
Sino Land Co., Ltd.	1.9%
Far East Horizon Ltd.	1.8%
Enel S.p.A.	1.8%
Legal & General Group PLC	1.8%
CSPC Pharmaceutical Group Ltd.	1.7%
EDP S.A.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FID to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Rising Dividend Achievers ETF
RDVY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Rising Dividend Achievers ETF	$23	0.47%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$13,372,369,656
Total number of portfolio holdings	77
Portfolio turnover rate	50%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Unum Group	2.5%
Visa, Inc., Class A	2.4%
Bank of New York Mellon (The) Corp.	2.3%
eBay, Inc.	2.3%
Automatic Data Processing, Inc.	2.2%
Hartford Insurance Group (The), Inc.	2.2%
Snap-on, Inc.	2.2%
Chubb Ltd.	2.2%
Aflac, Inc.	2.2%
Mueller Industries, Inc.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RDVY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Dorsey Wright Focus 5 ETF
FV | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Focus 5 ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,482,025,342
Total number of portfolio holdings	5
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Utilities AlphaDEX® Fund	21.1%
First Trust Financials AlphaDEX® Fund	20.2%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.1%
First Trust Dow Jones Internet Index Fund	19.4%
First Trust NASDAQ-100-Technology Sector Index Fund	19.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Dorsey Wright
Momentum & Dividend ETF
DDIV | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Dividend ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$73,707,463
Total number of portfolio holdings	51
Portfolio turnover rate	73%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Antero Midstream Corp.	5.9%
Simon Property Group, Inc.	4.1%
Lamar Advertising Co., Class A	4.0%
Brixmor Property Group, Inc.	3.9%
Kinder Morgan, Inc.	3.8%
Regency Centers Corp.	3.8%
ONEOK, Inc.	3.5%
Williams (The) Cos., Inc.	3.4%
International Paper Co.	3.2%
Popular, Inc.	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust RBA
American Industrial Renaissance® ETF
AIRR | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust RBA American Industrial Renaissance® ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AIRR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA American Industrial Renaissance® ETF	$33	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,112,157,451
Total number of portfolio holdings	54
Portfolio turnover rate	31%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Huntington Ingalls Industries, Inc.	3.6%
RBC Bearings, Inc.	3.6%
C.H. Robinson Worldwide, Inc.	3.5%
Kirby Corp.	3.3%
Mueller Industries, Inc.	3.3%
Advanced Drainage Systems, Inc.	3.2%
Core & Main, Inc., Class A	3.2%
Applied Industrial Technologies, Inc.	3.1%
Dycom Industries, Inc.	3.0%
BWX Technologies, Inc.	3.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AIRR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.

First Trust Dorsey Wright
International Focus 5 ETF
IFV | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IFV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright International Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$107,013,833
Total number of portfolio holdings	6
Portfolio turnover rate	59%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust India NIFTY 50 Equal Weight ETF	21.2%
First Trust Eurozone AlphaDEX® ETF	20.2%
First Trust China AlphaDEX® Fund	19.7%
First Trust Switzerland AlphaDEX® Fund	19.4%
First Trust United Kingdom AlphaDEX® Fund	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IFV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Dorsey Wright
Dynamic Focus 5 ETF
FVC | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Dynamic Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$131,689,479
Total number of portfolio holdings	7
Portfolio turnover rate	92%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Enhanced Short Maturity ETF	48.4%
First Trust Utilities AlphaDEX® Fund	10.9%
First Trust Financials AlphaDEX® Fund	10.4%
First Trust Industrials/Producer Durables AlphaDEX® Fund	10.4%
First Trust Dow Jones Internet Index Fund	9.9%
First Trust NASDAQ-100-Technology Sector Index Fund	9.9%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust SMID Cap Rising
Dividend Achievers ETF
SDVY | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Cap Rising Dividend Achievers ETF	$28	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,808,162,281
Total number of portfolio holdings	190
Portfolio turnover rate	67%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.1%
Unum Group	1.1%
Genpact Ltd.	1.0%
Paycom Software, Inc.	1.0%
Axis Capital Holdings Ltd.	1.0%
Cal-Maine Foods, Inc.	1.0%
Cboe Global Markets, Inc.	1.0%
Coca-Cola Consolidated, Inc.	0.9%
Tecnoglass, Inc.	0.9%
Snap-on, Inc.	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SDVY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Indxx
Innovative Transaction & Process ETF
LEGR | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LEGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Innovative Transaction & Process ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$89,989,834
Total number of portfolio holdings	107
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ICICI Bank Ltd., ADR	1.4%
AT&T, Inc.	1.4%
Mastercard, Inc., Class A	1.4%
Samsung Electronics Co., Ltd.	1.4%
Advanced Micro Devices, Inc.	1.4%
Tata Consultancy Services Ltd.	1.4%
SAP SE	1.4%
Engie S.A.	1.4%
Daiwa Capital Markets America, Inc.	1.4%
Mizuho Financial Group, Inc.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LEGR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Nasdaq
Artificial Intelligence and Robotics ETF
ROBT | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ROBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Artificial Intelligence and Robotics ETF	$31	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$414,247,958
Total number of portfolio holdings	104
Portfolio turnover rate	24%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RBC Dominion Securities, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
Ocado Group PLC	2.0%
Nice Ltd., ADR	1.9%
Bank of America Corp.	1.8%
Cadence Design Systems, Inc.	1.8%
Siemens AG	1.8%
Palantir Technologies, Inc., Class A	1.7%
Oceaneering International, Inc.	1.7%
QinetiQ Group PLC	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ROBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq CTA Artificial Intelligence and RoboticsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Dorsey Wright
Momentum & Low Volatility ETF
DVOL | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVOL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Low Volatility ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$58,618,863
Total number of portfolio holdings	51
Portfolio turnover rate	65%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Republic Services, Inc.	3.7%
T-Mobile US, Inc.	3.3%
Brown & Brown, Inc.	3.3%
Welltower, Inc.	3.2%
Visa, Inc., Class A	3.1%
Mastercard, Inc., Class A	3.1%
RTX Corp.	3.0%
Chubb Ltd.	3.0%
Bank of New York Mellon (The) Corp.	2.9%
Fiserv, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DVOL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Dorsey Wright
Momentum & Value ETF
DVLU | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVLU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Value ETF	$29	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$28,414,505
Total number of portfolio holdings	50
Portfolio turnover rate	108%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Unum Group	3.7%
Warner Bros. Discovery, Inc.	3.5%
Cardinal Health, Inc.	3.5%
Equitable Holdings, Inc.	3.4%
Allstate (The) Corp.	3.3%
Chubb Ltd.	3.3%
Travelers (The) Cos., Inc.	3.2%
Ingredion, Inc.	3.1%
Capital One Financial Corp.	3.0%
Popular, Inc.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DVLU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust International Developed
Capital Strength® ETF
FICS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FICS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® ETF	$35	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$184,762,313
Total number of portfolio holdings	52
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Computershare Ltd.	2.8%
Swiss Re AG	2.5%
Deutsche Boerse AG	2.5%
QBE Insurance Group Ltd.	2.4%
BAE Systems PLC	2.3%
Allianz SE	2.3%
Sage Group (The) PLC	2.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.3%
Zurich Insurance Group AG	2.3%
Great-West Lifeco, Inc.	2.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FICS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust S&P 500 Economic Moat ETF
EMOT | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the First Trust S&P 500 Economic Moat ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMOT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Economic Moat ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$4,226,563
Total number of portfolio holdings	50
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
VeriSign, Inc.	2.6%
Philip Morris International, Inc.	2.6%
McKesson Corp.	2.4%
Berkshire Hathaway, Inc., Class B	2.4%
AutoZone, Inc.	2.4%
Coca-Cola (The) Co.	2.4%
Yum! Brands, Inc.	2.3%
Tapestry, Inc.	2.3%
O’Reilly Automotive, Inc.	2.3%
Paychex, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMOT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Economic Moat Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VI (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended March 31, 2025

First Trust Exchange-Traded Fund VI

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Multi-Asset Diversified Income Index Fund (MDIV)
First Trust S&P International Dividend Aristocrats ETF (FID)
First Trust Rising Dividend Achievers ETF (RDVY)
First Trust Dorsey Wright Focus 5 ETF (FV)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
First Trust International Developed Capital Strength® ETF (FICS)
First Trust S&P 500 Economic Moat ETF (EMOT)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
March 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 4.9%
890,966	Cisco Systems, Inc.	$54,981,512
57,639	Ituran Location and Control Ltd.	2,084,226
118,870	Motorola Solutions, Inc.	52,042,475
1,179,289	Nokia Oyj, ADR	6,214,853
731,996	Telefonaktiebolaget LM Ericsson, ADR	5,680,289
33,048	Ubiquiti, Inc.	10,249,507
		131,252,862
	Diversified Telecommunication Services — 9.4%
2,083,904	AT&T, Inc.	58,932,805
2,470,581	BCE, Inc.	56,724,540
205,829	Cogent Communications Holdings, Inc.	12,619,376
147,535	Iridium Communications, Inc.	4,030,656
39,339	Shenandoah Telecommunications Co.	494,491
422,410	Telefonica Brasil S.A., ADR	3,683,415
3,692,296	TELUS Corp.	52,947,525
1,325,286	Verizon Communications, Inc.	60,114,973
		249,547,781
	Electronic Equipment, Instruments & Components — 4.9%
467,282	Amphenol Corp., Class A	30,649,026
102,360	Avnet, Inc.	4,922,492
28,214	Benchmark Electronics, Inc.	1,072,978
86,323	CDW Corp.	13,834,124
1,194	Climb Global Solutions, Inc.	132,248
893,768	Corning, Inc.	40,916,699
7,663	PC Connection, Inc.	478,325
47,019	TD SYNNEX Corp.	4,888,095
229,867	TE Connectivity PLC	32,484,805
134,626	Vishay Intertechnology, Inc.	2,140,553
		131,519,345
	Interactive Media & Services — 0.1%
70,107	Match Group, Inc.	2,187,338
	IT Services — 10.3%
115,753	Amdocs Ltd.	10,591,400
332,786	Cognizant Technology Solutions Corp., Class A	25,458,129
18,806	Hackett Group (The), Inc.	549,511
620,184	Infosys Ltd., ADR	11,318,358
905,084	International Business Machines Corp.	225,058,188
257,338	Wipro Ltd., ADR	787,454
		273,763,040
Shares	Description	Value

	Media — 2.4%
19,852	Cable One, Inc.	$5,276,066
1,591,968	Comcast Corp., Class A	58,743,619
		64,019,685
	Professional Services — 1.6%
104,703	Concentrix Corp.	5,825,675
25,146	CSG Systems International, Inc.	1,520,579
454,870	Dun & Bradstreet Holdings, Inc.	4,066,538
75,724	KBR, Inc.	3,771,812
72,614	Leidos Holdings, Inc.	9,798,533
17,878	Paycom Software, Inc.	3,905,986
34,215	Science Applications International Corp.	3,841,318
127,353	SS&C Technologies Holdings, Inc.	10,637,796
		43,368,237
	Semiconductors & Semiconductor Equipment — 37.4%
174,249	Amkor Technology, Inc.	3,146,937
370,668	Analog Devices, Inc.	74,752,615
365,009	Applied Materials, Inc.	52,970,106
39,951	ASML Holding N.V.	26,472,731
1,145,662	Broadcom, Inc.	191,818,189
37,847	Camtek Ltd.	2,218,970
52,992	KLA Corp.	36,023,962
52,464	Kulicke & Soffa Industries, Inc.	1,730,263
672,117	Lam Research Corp.	48,862,906
773,129	Microchip Technology, Inc.	37,427,175
255,748	Micron Technology, Inc.	22,221,944
18,650	Monolithic Power Systems, Inc.	10,816,627
222,931	NXP Semiconductors N.V.	42,370,266
35,438	Power Integrations, Inc.	1,789,619
726,854	QUALCOMM, Inc.	111,652,043
56,009	Silicon Motion Technology Corp., ADR	2,831,815
310,948	Skyworks Solutions, Inc.	20,096,569
58,925	STMicroelectronics N.V.	1,293,993
632,801	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	105,044,966
1,099,082	Texas Instruments, Inc.	197,505,035
23,099	Universal Display Corp.	3,221,848
		994,268,579
	Software — 18.8%
39,898	A10 Networks, Inc.	651,933
63,906	Adeia, Inc.	844,837
74,473	Bentley Systems, Inc., Class B	2,929,768
78,588	Clear Secure, Inc., Class A	2,036,215
43,100	Dolby Laboratories, Inc., Class A	3,461,361
526,795	Gen Digital, Inc.	13,981,139
15,897	InterDigital, Inc.	3,286,705
See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
82,561	Intuit, Inc.	$50,691,629
34,435	Karooooo Ltd.	1,464,865
575,529	Microsoft Corp.	216,047,831
13,344	OneSpan, Inc.	203,496
489,654	Open Text Corp.	12,368,660
72,941	Opera Ltd., ADR	1,162,680
1,198,651	Oracle Corp.	167,583,396
26,395	Roper Technologies, Inc.	15,561,964
25,337	SAP SE, ADR	6,801,464
53,964	Sapiens International Corp. N.V.	1,461,885
		500,539,828
	Technology Hardware, Storage & Peripherals — 5.6%
289,196	Dell Technologies, Inc., Class C	26,360,215
1,610,782	Hewlett Packard Enterprise Co.	24,854,366
1,592,569	HP, Inc.	44,098,236
96,622	Logitech International S.A.	8,155,863
196,149	NetApp, Inc.	17,229,728
273,707	Seagate Technology Holdings PLC	23,251,410
882,858	Xerox Holdings Corp.	4,264,204
		148,214,022
	Wireless Telecommunication Services — 4.4%
506,878	Millicom International Cellular S.A.	15,343,197
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,735,501	Rogers Communications, Inc., Class B	46,389,942
211,798	T-Mobile US, Inc.	56,488,644
		118,221,783
	Total Common Stocks	2,656,902,500
	(Cost $2,243,102,956)
MONEY MARKET FUNDS — 0.0%
1,090,634	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (e)	1,090,634
	(Cost $1,090,634)

	Total Investments — 99.8%	2,657,993,134
	(Cost $2,244,193,590)
	Net Other Assets and Liabilities — 0.2%	4,132,679
	Net Assets — 100.0%	$2,662,125,813

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 118,221,783	$ 118,221,783	$ —	$ —**
Other Industry Categories*	2,538,680,717	2,538,680,717	—	—
Money Market Funds	1,090,634	1,090,634	—	—
Total Investments	$2,657,993,134	$2,657,993,134	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 21.1%
	Banks — 1.6%
56,628	First Hawaiian, Inc.	$1,383,988
88,575	Huntington Bancshares, Inc.	1,329,511
68,581	Regions Financial Corp.	1,490,265
38,139	Truist Financial Corp.	1,569,420
35,760	U.S. Bancorp	1,509,787
		7,282,971
	Capital Markets — 0.9%
44,476	Main Street Capital Corp.	2,515,563
16,239	T. Rowe Price Group, Inc.	1,491,877
		4,007,440
	Containers & Packaging — 0.4%
36,951	Sonoco Products Co.	1,745,565
	Diversified Telecommunication Services — 1.1%
69,065	AT&T, Inc.	1,953,158
64,007	Verizon Communications, Inc.	2,903,358
		4,856,516
	Electric Utilities — 3.9%
14,045	American Electric Power Co., Inc.	1,534,697
12,795	Duke Energy Corp.	1,560,606
43,606	Edison International	2,569,266
23,750	Evergy, Inc.	1,637,563
32,265	Eversource Energy	2,003,979
35,252	Exelon Corp.	1,624,412
44,588	FirstEnergy Corp.	1,802,247
34,766	OGE Energy Corp.	1,597,845
43,338	Portland General Electric Co.	1,932,875
25,151	TXNM Energy, Inc.	1,345,075
		17,608,565
	Financial Services — 0.8%
340,379	Western Union (The) Co.	3,601,210
	Food Products — 3.5%
19,490	Bunge Global S.A.	1,489,426
17,743	Cal-Maine Foods, Inc.	1,612,839
39,087	Campbell’s (The) Co.	1,560,353
85,687	Conagra Brands, Inc.	2,285,272
106,047	Flowers Foods, Inc.	2,015,953
26,531	General Mills, Inc.	1,586,289
8,604	Hershey (The) Co.	1,471,542
14,730	J.M. Smucker (The) Co.	1,744,179
70,662	Kraft Heinz (The) Co.	2,150,245
		15,916,098
	Gas Utilities — 1.1%
30,356	New Jersey Resources Corp.	1,489,265
20,203	ONE Gas, Inc.	1,527,145
22,632	Spire, Inc.	1,770,954
		4,787,364
	Health Care Providers & Services — 0.4%
82,521	Premier, Inc., Class A	1,591,005
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.3%
10,789	Kimberly-Clark Corp.	$1,534,412
	Insurance — 0.4%
15,287	Prudential Financial, Inc.	1,707,252
	Leisure Products — 0.4%
30,090	Hasbro, Inc.	1,850,234
	Media — 0.3%
41,552	Comcast Corp., Class A	1,533,269
	Multi-Utilities — 1.2%
29,577	Black Hills Corp.	1,793,845
14,204	Consolidated Edison, Inc.	1,570,821
34,898	Northwestern Energy Group, Inc.	2,019,547
		5,384,213
	Oil, Gas & Consumable Fuels — 3.0%
11,287	Chevron Corp.	1,888,202
31,960	Chord Energy Corp.	3,602,531
28,835	Devon Energy Corp.	1,078,429
13,203	Exxon Mobil Corp.	1,570,233
12,178	Phillips 66	1,503,739
85,885	Viper Energy, Inc.	3,877,708
		13,520,842
	Pharmaceuticals — 0.5%
97,579	Pfizer, Inc.	2,472,652
	Tobacco — 0.6%
45,903	Universal Corp.	2,572,863
	Trading Companies & Distributors — 0.4%
21,044	MSC Industrial Direct Co., Inc., Class A	1,634,487
	Water Utilities — 0.3%
38,551	Essential Utilities, Inc.	1,523,921
	Total Common Stocks	95,130,879
	(Cost $92,410,868)
EXCHANGE-TRADED FUNDS — 19.9%
	Capital Markets — 19.9%
2,192,900	First Trust Tactical High Yield ETF (a)	89,996,616
	(Cost $101,778,336)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 19.9%
	Banks — 2.9%
141,865	Bank of America Corp., Series 2, 3 Mo. CME Term SOFR + CSA + 0.65% (b)	5.22%	(c)	3,132,379
130,058	Bank of America Corp., Series 5, 3 Mo. CME Term SOFR + CSA + 0.50% (b)	5.09%	(c)	2,938,010
112,216	Bank of America Corp., Series K	6.45%	12/15/66	2,886,196
160,389	Fifth Third Bancorp, Series I (d)	8.30%	(c)	4,035,387
				12,991,972
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Capital Markets — 3.4%
126,500	Morgan Stanley, Series A, 3 Mo. CME Term SOFR + CSA + 0.70% (b)	5.26%	(c)	$2,884,200
129,994	Morgan Stanley, Series E	7.13%	(c)	3,265,449
127,274	Morgan Stanley, Series F	6.88%	(c)	3,197,123
118,512	Morgan Stanley, Series I	6.38%	(c)	2,946,209
115,469	Morgan Stanley, Series P	6.50%	(c)	2,915,592
				15,208,573
	Financial Services — 1.7%
149,969	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (b)	10.92%	10/30/40	4,478,074
132,831	Jackson Financial, Inc. (d)	8.00%	(c)	3,496,112
				7,974,186
	Food Products — 2.9%
132,343	CHS, Inc., Series 1	7.88%	(c)	3,440,918
127,874	CHS, Inc., Series 2	7.10%	(c)	3,196,850
124,160	CHS, Inc., Series 3	6.75%	(c)	3,045,645
132,633	CHS, Inc., Series 4	7.50%	(c)	3,433,868
				13,117,281
	Hotel & Resort REITs — 0.8%
144,752	RLJ Lodging Trust, Series A	1.95%	(c)	3,531,949
	Insurance — 3.2%
149,158	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (b)	7.73%	01/15/53	3,966,112
132,741	Athene Holding Ltd., Series E (d)	7.75%	(c)	3,471,177
144,100	Lincoln National Corp., Series D	9.00%	(c)	3,833,060
120,560	Reinsurance Group of America, Inc. (d)	7.13%	10/15/52	3,100,803
				14,371,152
	Mortgage REITs — 4.0%
189,506	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (b)	9.67%	(c)	4,940,421
183,212	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (b)	9.54%	(c)	4,675,570
177,354	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (b)	8.72%	(c)	4,456,906
150,994	Annaly Capital Management, Inc., Series I, 3 Mo. CME Term SOFR + CSA + 4.99% (b)	9.54%	(c)	3,854,877
				17,927,774
	Trading Companies & Distributors — 1.0%
187,375	WESCO International, Inc., Series A (d)	10.63%	(c)	4,733,093
	Total $25 Par Preferred Securities			89,855,980
	(Cost $91,647,293)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 19.7%
	Diversified REITs — 1.3%
163,983	Alexander & Baldwin, Inc.	2,825,427
146,491	American Assets Trust, Inc.	2,950,329
		5,775,756
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Health Care REITs — 2.2%
100,499	CareTrust REIT, Inc.	$2,872,261
112,829	LTC Properties, Inc.	3,999,788
43,802	National Health Investors, Inc.	3,235,216
		10,107,265
	Hotel & Resort REITs — 1.9%
262,340	Apple Hospitality REIT, Inc.	3,386,809
198,326	Host Hotels & Resorts, Inc.	2,818,213
25,493	Ryman Hospitality Properties, Inc.	2,331,080
		8,536,102
	Industrial REITs — 0.5%
59,039	Rexford Industrial Realty, Inc.	2,311,377
	Mortgage REITs — 5.2%
700,719	AGNC Investment Corp.	6,712,888
410,656	Ladder Capital Corp.	4,685,585
476,969	PennyMac Mortgage Investment Trust	6,987,596
424,712	Rithm Capital Corp.	4,862,952
		23,249,021
	Office REITs — 0.5%
88,073	COPT Defense Properties	2,401,751
	Residential REITs — 0.5%
13,719	Mid-America Apartment Communities, Inc.	2,299,030
	Retail REITs — 2.6%
90,074	Brixmor Property Group, Inc.	2,391,465
111,016	Getty Realty Corp.	3,461,479
81,875	NNN REIT, Inc.	3,491,969
14,870	Simon Property Group, Inc.	2,469,609
		11,814,522
	Specialized REITs — 5.0%
70,733	CubeSmart	3,021,006
104,688	Four Corners Property Trust, Inc.	3,004,546
74,404	Gaming and Leisure Properties, Inc.	3,787,163
7,864	Public Storage	2,353,616
252,177	Rayonier, Inc.	7,030,695
104,085	VICI Properties, Inc.	3,395,253
		22,592,279
	Total Real Estate Investment Trusts	89,087,103
	(Cost $86,152,846)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 19.0%
	Energy Equipment & Services — 1.3%
219,703	USA Compression Partners, L.P.	5,927,587
	Industrial Conglomerates — 1.4%
724,331	Icahn Enterprises, L.P.	6,562,439
	Marine Transportation — 0.1%
8,725	Navios Maritime Partners, L.P.	342,194
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels — 16.2%
188,390	Alliance Resource Partners, L.P.	$5,139,279
350,862	Black Stone Minerals, L.P.	5,357,663
58,931	Cheniere Energy Partners, L.P.	3,891,803
196,843	CrossAmerica Partners, L.P.	4,836,432
118,541	Delek Logistics Partners, L.P.	5,128,084
170,709	Dorchester Minerals, L.P.	5,134,927
164,811	Energy Transfer, L.P.	3,063,836
97,545	Enterprise Products Partners, L.P.	3,330,186
70,213	Global Partners, L.P.	3,747,970
81,081	Hess Midstream, L.P., Class A (e)	3,428,915
376,085	Kimbell Royalty Partners, L.P. (e)	5,265,190
65,292	MPLX, L.P.	3,494,428
36,692	Natural Resource Partners, L.P.	3,812,299
167,647	Plains All American Pipeline, L.P.	3,352,940
147,791	Plains GP Holdings, L.P., Class A (e)	3,156,816
79,895	Sunoco, L.P.	4,638,704
157,902	Western Midstream Partners, L.P.	6,467,666
		73,247,138
	Total Master Limited Partnerships	86,079,358
	(Cost $56,209,057)

Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
312,237	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (f)	312,237
	(Cost $312,237)

	Total Investments — 99.7%	450,462,173
	(Cost $428,510,637)
	Net Other Assets and Liabilities — 0.3%	1,291,050
	Net Assets — 100.0%	$451,753,223

(a)	Investment in an affiliated fund.
(b)	Floating or variable rate security.
(c)	Perpetual maturity.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$95,130,879	$95,130,879	$—	$—
Exchange-Traded Funds*	89,996,616	89,996,616	—	—
$25 Par Preferred Securities*	89,855,980	89,855,980	—	—
Real Estate Investment Trusts*	89,087,103	89,087,103	—	—
Master Limited Partnerships*	86,079,358	86,079,358	—	—
Money Market Funds	312,237	312,237	—	—
Total Investments	$450,462,173	$450,462,173	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.7%
	Air Freight & Logistics — 1.6%
31,661	DHL Group (EUR) (b)	$1,359,315
	Automobile Components — 2.2%
24,096	Magna International, Inc. (CAD)	818,967
60,000	Toyo Tire Corp. (JPY) (b)	1,101,898
		1,920,865
	Banks — 8.4%
1,300,851	Bank of Communications Co., Ltd., Class H (HKD) (b)	1,162,461
7,093	Bank of Montreal (CAD)	677,336
16,624	Bank of Nova Scotia (The) (CAD)	788,198
8,140	Banque Cantonale Vaudoise (CHF) (b)	889,479
10,445	Canadian Imperial Bank of Commerce (CAD)	587,556
160,264	China Merchants Bank Co., Ltd., Class H (HKD) (b)	950,199
51,967	DNB Bank ASA (NOK) (b)	1,367,391
15,024	Toronto-Dominion Bank (The) (CAD)	900,260
		7,322,880
	Broadline Retail — 1.1%
8,965	Canadian Tire Corp. Ltd., Class A (CAD)	930,982
	Capital Markets — 3.7%
55,010	IG Group Holdings PLC (GBP) (b)	678,726
24,360	IGM Financial, Inc. (CAD)	749,226
10,110	Julius Baer Group Ltd. (CHF) (b)	700,785
253,709	Schroders PLC (GBP) (b)	1,148,668
		3,277,405
	Chemicals — 2.3%
42,400	Mitsui Chemicals, Inc. (JPY) (b)	952,332
106,300	Zeon Corp. (JPY) (b)	1,067,218
		2,019,550
	Construction & Engineering — 3.3%
44,315	Bouygues S.A. (EUR) (b)	1,746,918
2,614,183	China Railway Group Ltd., Class H (HKD) (b)	1,156,472
		2,903,390
	Consumer Finance — 1.0%
7,757	Cembra Money Bank AG (CHF) (b)	874,093
Shares	Description	Value

	Diversified REITs — 1.5%
562,833	LondonMetric Property PLC (GBP) (b)	$1,336,494
	Diversified Telecommunication Services — 8.5%
25,608	Elisa Oyj (EUR) (b)	1,248,676
230,607	Emirates Telecommunications Group Co. PJSC (AED)	1,061,056
193,388	LG Uplus Corp. (KRW) (b)	1,353,401
40,636	Quebecor, Inc., Class B (CAD)	1,025,324
1,654	Swisscom AG (CHF) (b)	953,120
123,646	TELUS Corp. (CAD)	1,773,429
		7,415,006
	Electric Utilities — 11.4%
136,456	CK Infrastructure Holdings Ltd. (HKD) (b)	817,023
121,333	CLP Holdings Ltd. (HKD) (b)	987,745
433,573	EDP S.A. (EUR) (b)	1,460,402
30,580	Emera, Inc. (CAD)	1,287,970
189,942	Enel S.p.A. (EUR) (b)	1,540,873
20,722	Fortis, Inc. (CAD)	943,906
167,335	Power Assets Holdings Ltd. (HKD) (b)	1,002,095
193,724	Saudi Electricity Co. (SAR) (b)	822,550
118,325	Terna-Rete Elettrica Nazionale (EUR) (b)	1,069,339
		9,931,903
	Financial Services — 2.8%
249,342	Chailease Holding Co., Ltd. (TWD) (b)	881,758
1,942,953	Far East Horizon Ltd. (HKD)	1,590,528
		2,472,286
	Gas Utilities — 2.3%
401,688	APA Group (AUD) (b)	1,989,878
	Health Care Equipment & Supplies — 1.4%
1,645,102	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD) (b)	1,262,021
	Health Care Providers & Services — 1.0%
365,068	Sinopharm Group Co., Ltd., Class H (HKD) (b)	847,177
	Independent Power and Renewable Electricity Producers — 1.2%
53,976	ERG S.p.A. (EUR) (b)	1,025,289
	Industrial Conglomerates — 0.9%
17,722	LG Corp. (KRW) (b)	781,622
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Industrial REITs — 1.5%
54,655	Warehouses De Pauw C.V.A. (EUR) (b)	$1,295,663
	Insurance — 9.7%
2,275	Allianz SE (EUR) (b)	870,668
3,989	Baloise Holding AG (CHF) (b)	837,192
22,518	Great-West Lifeco, Inc. (CAD)	882,224
3,725	Helvetia Holding AG (CHF) (b)	772,610
485,299	Legal & General Group PLC (GBP) (b)	1,530,465
167,431	Ping An Insurance Group Co. of China Ltd., Class H (HKD) (b)	999,388
26,093	Power Corp. of Canada (CAD)	922,561
911	Swiss Life Holding AG (CHF) (b)	831,114
1,267	Zurich Insurance Group AG (CHF) (b)	884,376
		8,530,598
	Machinery — 2.4%
25,800	Takeuchi Manufacturing Co., Ltd. (JPY) (b)	886,441
45,101	Valmet Oyj (EUR) (b)	1,223,278
		2,109,719
	Metals & Mining — 1.1%
18,200	Yamato Kogyo Co., Ltd. (JPY) (b)	964,958
	Multi-Utilities — 4.7%
405,789	A2A S.p.A. (EUR) (b)	977,976
26,739	Atco Ltd., Class I (CAD)	931,280
46,794	Canadian Utilities Ltd., Class A (CAD)	1,203,140
240,397	Hera S.p.A. (EUR) (b)	1,041,374
		4,153,770
	Office REITs — 1.2%
1,448	Japan Real Estate Investment Corp. (JPY) (b)	1,037,497
	Oil, Gas & Consumable Fuels — 4.9%
34,040	Canadian Natural Resources Ltd. (CAD)	1,047,421
33,999	Keyera Corp. (CAD)	1,056,791
29,524	Pembina Pipeline Corp. (CAD)	1,180,919
22,045	TC Energy Corp. (CAD)	1,041,088
		4,326,219
	Pharmaceuticals — 4.3%
2,366,501	CSPC Pharmaceutical Group Ltd. (HKD) (b)	1,504,041
Shares	Description	Value

	Pharmaceuticals (Continued)
101,400	Ono Pharmaceutical Co., Ltd. (JPY) (b)	$1,090,927
38,500	Takeda Pharmaceutical Co., Ltd. (JPY) (b)	1,141,093
		3,736,061
	Professional Services — 1.2%
10,867	Teleperformance SE (EUR) (b)	1,092,693
	Real Estate Management & Development — 6.5%
430,320	China Resources Land Ltd. (HKD) (b)	1,427,461
571,452	Henderson Land Development Co., Ltd. (HKD) (b)	1,643,662
176,500	Nomura Real Estate Holdings, Inc. (JPY) (b)	1,029,977
1,614,941	Sino Land Co., Ltd. (HKD) (b)	1,616,614
		5,717,714
	Retail REITs — 1.7%
2,280	Japan Metropolitan Fund Invest (JPY) (b)	1,454,379
	Semiconductors & Semiconductor Equipment — 1.1%
330,307	Vanguard International Semiconductor Corp. (TWD) (b)	940,339
	Tobacco — 1.1%
14,057	KT&G Corp. (KRW) (b)	966,865
	Transportation Infrastructure — 1.7%
1,221,750	Jiangsu Expressway Co., Ltd., Class H (HKD) (b)	1,452,074
	Wireless Telecommunication Services — 1.0%
34,106	Rogers Communications, Inc., Class B (CAD)	910,805
	Total Common Stocks	86,359,510
	(Cost $81,773,049)
MONEY MARKET FUNDS — 0.3%
228,122	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	228,122
	(Cost $228,122)

	Total Investments — 99.0%	86,587,632
	(Cost $82,001,171)
	Net Other Assets and Liabilities — 1.0%	881,525
	Net Assets — 100.0%	$87,469,157

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $64,048,543 or 73.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
CAD	22.7%
HKD	21.3
EUR	18.4
JPY	12.4
CHF	7.8
GBP	5.4
KRW	3.6
AUD	2.3
TWD	2.1
NOK	1.6
AED	1.2
SAR	0.9
USD	0.3
Total	100.0%

Country Allocation†	% of Net Assets
Canada	22.5%
Japan	12.3
Hong Kong	9.5
China	9.0
Switzerland	7.7
Italy	6.5
United Kingdom	5.4
South Korea	3.5
France	3.2
Finland	2.8
Cayman Islands	2.6
Germany	2.5
Australia	2.3
Portugal	1.7
Norway	1.6
Belgium	1.5
United Arab Emirates	1.2
Taiwan	1.1
Saudi Arabia	0.9
Bermuda	0.9
United States	0.3
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Automobile Components	$ 1,920,865	$ 818,967	$ 1,101,898	$ —
Banks	7,322,880	2,953,350	4,369,530	—
Broadline Retail	930,982	930,982	—	—
Capital Markets	3,277,405	749,226	2,528,179	—
Diversified Telecommunication Services	7,415,006	3,859,809	3,555,197	—
Electric Utilities	9,931,903	2,231,876	7,700,027	—
Financial Services	2,472,286	1,590,528	881,758	—
Insurance	8,530,598	1,804,785	6,725,813	—
Multi-Utilities	4,153,770	2,134,420	2,019,350	—
Oil, Gas & Consumable Fuels	4,326,219	4,326,219	—	—
Wireless Telecommunication Services	910,805	910,805	—	—
Other Industry Categories*	35,166,791	—	35,166,791	—
Money Market Funds	228,122	228,122	—	—
Total Investments	$86,587,632	$22,539,089	$64,048,543	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.5%
337,520	General Electric Co.	$67,554,628
	Banks — 8.2%
1,589,370	Bank of America Corp.	66,324,410
3,051,586	East West Bancorp, Inc.	273,910,359
1,698,530	Fifth Third Bancorp	66,582,376
1,165,113	JPMorgan Chase & Co.	285,802,219
1,170,119	M&T Bank Corp.	209,158,771
364,010	PNC Financial Services Group (The), Inc.	63,982,038
3,284,693	Regions Financial Corp.	71,376,379
527,580	Wintrust Financial Corp.	59,331,647
		1,096,468,199
	Broadline Retail — 2.3%
4,527,269	eBay, Inc.	306,631,929
	Building Products — 0.8%
316,380	Carlisle Cos., Inc.	107,727,390
	Capital Markets — 8.4%
420,430	Ameriprise Financial, Inc.	203,534,367
3,716,031	Bank of New York Mellon (The) Corp.	311,663,520
298,719	Blackrock, Inc.	282,731,559
655,017	Northern Trust Corp.	64,617,427
1,438,110	Raymond James Financial, Inc.	199,767,860
704,018	State Street Corp.	63,030,732
		1,125,345,465
	Chemicals — 1.4%
2,409,811	CF Industries Holdings, Inc.	188,326,730
	Communications Equipment — 1.8%
3,912,718	Cisco Systems, Inc.	241,453,828
	Consumer Finance — 4.0%
993,097	American Express Co.	267,192,748
5,004,237	Synchrony Financial	264,924,307
		532,117,055
	Consumer Staples Distribution & Retail — 1.0%
141,162	Costco Wholesale Corp.	133,508,196
	Energy Equipment & Services — 1.1%
3,223,411	Baker Hughes Co.	141,668,913
	Entertainment — 2.0%
1,902,364	Electronic Arts, Inc.	274,929,645
	Financial Services — 4.9%
4,429,160	Corebridge Financial, Inc.	139,828,581
1,269,716	Equitable Holdings, Inc.	66,139,506
739,333	Jackson Financial, Inc., Class A	61,941,319
Shares	Description	Value

	Financial Services (Continued)
136,625	Mastercard, Inc., Class A	$74,886,895
897,649	Visa, Inc., Class A	314,590,069
		657,386,370
	Food Products — 0.8%
2,108,542	Archer-Daniels-Midland Co.	101,231,101
	Ground Transportation — 0.9%
740,813	Old Dominion Freight Line, Inc.	122,567,511
	Health Care Equipment & Supplies — 0.5%
506,195	Abbott Laboratories	67,146,767
	Health Care Providers & Services — 2.5%
592,423	Elevance Health, Inc.	257,680,308
111,578	McKesson Corp.	75,090,878
		332,771,186
	Hotels, Restaurants & Leisure — 2.1%
61,781	Booking Holdings, Inc.	284,619,507
	Household Durables — 5.6%
1,764,722	D.R. Horton, Inc.	224,349,108
387,909	Garmin Ltd.	84,226,681
1,763,227	Lennar Corp., Class A	202,383,195
2,261,698	PulteGroup, Inc.	232,502,555
		743,461,539
	Insurance — 13.1%
2,586,827	Aflac, Inc.	287,629,294
965,644	Chubb Ltd.	291,614,832
455,565	Cincinnati Financial Corp.	67,296,062
520,043	Everest Group Ltd.	188,947,223
2,368,430	Hartford Insurance Group (The), Inc.	293,045,844
1,791,270	Lincoln National Corp.	64,324,506
835,603	Travelers (The) Cos., Inc.	220,983,569
4,174,580	Unum Group	340,061,287
		1,753,902,617
	Interactive Media & Services — 3.6%
1,248,363	Alphabet, Inc., Class A	193,046,854
495,072	Meta Platforms, Inc., Class A	285,339,698
		478,386,552
	IT Services — 3.9%
821,074	Accenture PLC, Class A	256,207,931
3,559,101	Cognizant Technology Solutions Corp., Class A	272,271,227
		528,479,158
	Machinery — 6.2%
3,766,504	Mueller Industries, Inc.	286,781,614
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
2,556,589	PACCAR, Inc.	$248,935,071
869,084	Snap-on, Inc.	292,889,999
		828,606,684
	Metals & Mining — 1.6%
814,295	Nucor Corp.	97,992,260
211,307	Reliance, Inc.	61,014,896
474,780	Steel Dynamics, Inc.	59,385,483
		218,392,639
	Oil, Gas & Consumable Fuels — 4.5%
2,228,572	Coterra Energy, Inc.	64,405,731
340,931	Diamondback Energy, Inc.	54,508,048
1,573,055	EOG Resources, Inc.	201,728,573
698,984	Expand Energy Corp.	77,810,899
1,723,286	Exxon Mobil Corp.	204,950,404
		603,403,655
	Professional Services — 3.9%
959,472	Automatic Data Processing, Inc.	293,147,480
1,040,900	Paycom Software, Inc.	227,415,832
		520,563,312
	Semiconductors & Semiconductor Equipment — 6.0%
1,491,426	Applied Materials, Inc.	216,435,741
211,083	KLA Corp.	143,494,223
910,338	Lam Research Corp.	66,181,573
114,334	Monolithic Power Systems, Inc.	66,311,433
1,085,909	NVIDIA Corp.	117,690,817
1,215,268	QUALCOMM, Inc.	186,677,318
		796,791,105
	Software — 3.3%
660,477	Microsoft Corp.	247,936,461
718,214	Salesforce, Inc.	192,739,909
		440,676,370
	Specialty Retail — 2.3%
1,409,654	Ross Stores, Inc.	180,139,685
782,303	Williams-Sonoma, Inc.	123,682,104
		303,821,789
	Technology Hardware, Storage & Peripherals — 2.0%
1,216,734	Apple, Inc.	270,273,123
	Textiles, Apparel & Luxury Goods — 0.7%
1,467,026	NIKE, Inc., Class B	93,126,811
	Total Common Stocks	13,361,339,774
	(Cost $12,331,564,366)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
5,050,529	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$5,050,529
	(Cost $5,050,529)

	Total Investments — 100.0%	13,366,390,303
	(Cost $12,336,614,895)
	Net Other Assets and Liabilities — 0.0%	5,979,353
	Net Assets — 100.0%	$13,372,369,656

(a)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,361,339,774	$ 13,361,339,774	$ —	$ —
Money Market Funds	5,050,529	5,050,529	—	—
Total Investments	$13,366,390,303	$13,366,390,303	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.1%
	Capital Markets (a) — 100.1%
3,033,733	First Trust Dow Jones Internet Index Fund (b)	$673,943,786
13,297,814	First Trust Financials AlphaDEX® Fund	704,784,142
10,073,315	First Trust Industrials/Producer Durables AlphaDEX® Fund	701,505,657
3,847,042	First Trust NASDAQ-100- Technology Sector Index Fund	667,692,609
17,961,453	First Trust Utilities AlphaDEX® Fund	736,599,188

	Total Investments — 100.1%	3,484,525,382
	(Cost $3,077,457,196)
	Net Other Assets and Liabilities — (0.1)%	(2,500,040)
	Net Assets — 100.0%	$3,482,025,342

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 3,484,525,382	$ 3,484,525,382	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.2%
12,037	RTX Corp.	$1,594,421
	Banks — 10.6%
4,445	JPMorgan Chase & Co.	1,090,358
21,532	Popular, Inc.	1,988,911
38,163	Synovus Financial Corp.	1,783,739
21,942	Wells Fargo & Co.	1,575,216
11,342	Western Alliance Bancorp	871,406
4,398	Wintrust Financial Corp.	494,599
		7,804,229
	Building Products — 0.9%
9,724	Masco Corp.	676,207
	Capital Markets — 12.7%
6,839	Ares Management Corp., Class A	1,002,666
21,872	Bank of New York Mellon (The) Corp.	1,834,405
6,065	Blackstone, Inc.	847,766
95,859	Blue Owl Capital, Inc.	1,921,014
36,649	Carlyle Group (The), Inc.	1,597,530
1,939	Goldman Sachs Group (The), Inc.	1,059,256
10,804	Jefferies Financial Group, Inc.	578,770
5,853	Stifel Financial Corp.	551,704
		9,393,111
	Consumer Finance — 0.7%
9,214	Synchrony Financial	487,789
	Containers & Packaging — 4.9%
43,537	International Paper Co.	2,322,699
6,380	Packaging Corp. of America	1,263,368
		3,586,067
	Electric Utilities — 1.1%
8,270	NRG Energy, Inc.	789,454
	Financial Services — 3.5%
19,586	Equitable Holdings, Inc.	1,020,235
64,189	MGIC Investment Corp.	1,590,603
		2,610,838
	Food Products — 2.4%
12,846	Ingredion, Inc.	1,736,908
	Health Care Providers & Services — 1.1%
5,939	Cardinal Health, Inc.	818,216
	Health Care REITs — 2.1%
10,231	Welltower, Inc.	1,567,491
	Household Durables — 0.8%
2,770	Garmin Ltd.	601,450
	Insurance — 8.4%
15,665	Aflac, Inc.	1,741,791
Shares	Description	Value

	Insurance (Continued)
5,373	Allstate (The) Corp.	$1,112,587
3,042	Reinsurance Group of America, Inc.	598,970
3,431	Travelers (The) Cos., Inc.	907,362
22,236	Unum Group	1,811,345
		6,172,055
	IT Services — 0.9%
2,093	Accenture PLC, Class A	653,100
	Machinery — 2.4%
5,330	Snap-on, Inc.	1,796,263
	Oil, Gas & Consumable Fuels — 20.0%
243,447	Antero Midstream Corp.	4,382,046
18,987	DT Midstream, Inc.	1,831,866
98,817	Kinder Morgan, Inc.	2,819,249
25,629	ONEOK, Inc.	2,542,909
3,478	Targa Resources Corp.	697,235
41,684	Williams (The) Cos., Inc.	2,491,036
		14,764,341
	Retail REITs — 11.9%
109,553	Brixmor Property Group, Inc.	2,908,632
38,170	Regency Centers Corp.	2,815,419
18,167	Simon Property Group, Inc.	3,017,176
		8,741,227
	Specialized REITs — 3.9%
25,617	Lamar Advertising Co., Class A	2,914,702
	Technology Hardware, Storage & Peripherals — 0.9%
7,613	NetApp, Inc.	668,726
	Textiles, Apparel & Luxury Goods — 3.1%
2,249	Ralph Lauren Corp.	496,444
17,387	Tapestry, Inc.	1,224,219
35,802	VF Corp.	555,647
		2,276,310
	Trading Companies & Distributors — 4.4%
18,325	Fastenal Co.	1,421,104
3,546	Watsco, Inc.	1,802,432
		3,223,536
	Wireless Telecommunication Services — 1.0%
2,803	T-Mobile US, Inc.	747,588
	Total Common Stocks	73,624,029
	(Cost $71,154,598)
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
34,187	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$34,187
	(Cost $34,187)

	Total Investments — 99.9%	73,658,216
	(Cost $71,188,785)
	Net Other Assets and Liabilities — 0.1%	49,247
	Net Assets — 100.0%	$73,707,463

(a)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 73,624,029	$ 73,624,029	$ —	$ —
Money Market Funds	34,187	34,187	—	—
Total Investments	$73,658,216	$73,658,216	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 11.3%
936,551	BWX Technologies, Inc.	$92,390,756
553,647	Huntington Ingalls Industries, Inc.	112,966,134
1,552,005	Kratos Defense & Security Solutions, Inc. (a)	46,079,028
1,042,093	Leonardo DRS, Inc.	34,264,018
920,370	Mercury Systems, Inc. (a)	39,658,743
990,475	Triumph Group, Inc. (a)	25,098,637
		350,457,316
	Air Freight & Logistics — 3.5%
1,066,469	C.H. Robinson Worldwide, Inc.	109,206,425
	Banks — 10.7%
2,604,586	Associated Banc-Corp.	58,681,322
747,121	First Financial Bancorp	18,663,083
457,284	First Merchants Corp.	18,492,565
4,112,726	FNB Corp.	55,316,165
1,889,645	Fulton Financial Corp.	34,183,678
3,393,765	Old National Bancorp	71,913,880
668,678	Wintrust Financial Corp.	75,199,528
		332,450,221
	Building Products — 6.6%
685,992	AAON, Inc.	53,596,555
919,655	Advanced Drainage Systems, Inc.	99,920,516
1,537,901	Zurn Elkay Water Solutions Corp.	50,719,975
		204,237,046
	Commercial Services & Supplies — 4.8%
466,878	Clean Harbors, Inc. (a)	92,021,654
492,001	VSE Corp.	59,035,200
		151,056,854
	Construction & Engineering — 21.1%
415,546	Arcosa, Inc.	32,046,907
235,181	Comfort Systems USA, Inc.	75,805,892
772,431	Construction Partners, Inc., Class A (a)	55,514,616
607,906	Dycom Industries, Inc. (a)	92,608,400
222,534	EMCOR Group, Inc.	82,255,242
932,266	Everus Construction Group, Inc. (a)	34,577,746
1,087,659	Granite Construction, Inc.	82,009,489
727,904	MasTec, Inc. (a)	84,953,676
1,088,219	Primoris Services Corp.	62,474,653
483,316	Sterling Infrastructure, Inc. (a)	54,716,204
		656,962,825
Shares	Description	Value

	Electrical Equipment — 2.4%
819,902	Atkore, Inc.	$49,185,921
152,600	Powell Industries, Inc.	25,992,358
		75,178,279
	Energy Equipment & Services — 0.7%
689,226	Aris Water Solutions, Inc., Class A	22,082,801
	Ground Transportation — 8.9%
544,306	Landstar System, Inc.	81,754,761
480,822	Ryder System, Inc.	69,147,012
191,327	Saia, Inc. (a)	66,855,394
1,226,708	Schneider National, Inc., Class B	28,030,278
1,016,734	Werner Enterprises, Inc.	29,790,306
		275,577,751
	Machinery — 14.1%
1,033,832	Blue Bird Corp. (a)	33,465,142
545,945	Federal Signal Corp.	40,154,255
462,134	Greenbrier (The) Cos., Inc.	23,670,503
1,360,105	Mueller Industries, Inc.	103,558,395
1,766,430	Mueller Water Products, Inc., Class A	44,902,651
538,282	Proto Labs, Inc. (a)	18,861,401
348,155	RBC Bearings, Inc. (a)	112,025,834
484,547	SPX Technologies, Inc. (a)	62,399,963
		439,038,144
	Marine Transportation — 3.3%
1,031,380	Kirby Corp. (a)	104,179,694
	Trading Companies & Distributors — 12.6%
432,914	Applied Industrial Technologies, Inc.	97,552,841
2,032,955	Core & Main, Inc., Class A (a)	98,212,056
370,055	DXP Enterprises, Inc. (a)	30,440,724
514,589	Herc Holdings, Inc.	69,093,865
942,905	MSC Industrial Direct Co., Inc., Class A	73,235,431
894,564	Xometry, Inc., Class A (a)	22,292,535
		390,827,452
	Total Common Stocks	3,111,254,808
	(Cost $3,500,648,561)
MONEY MARKET FUNDS — 0.0%
1,763,056	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	1,763,056
	(Cost $1,763,056)

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$5,914	JPMorgan Chase & Co., 4.36% (b), dated 03/31/25, due 04/01/25, with a maturity value of $5,915. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $6,032. (c)	$5,914
	(Cost $5,914)

	Total Investments — 100.0%	3,113,023,778
	(Cost $3,502,417,531)
	Net Other Assets and Liabilities — (0.0)%	(866,327)
	Net Assets — 100.0%	$3,112,157,451

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,111,254,808	$ 3,111,254,808	$ —	$ —
Money Market Funds	1,763,056	1,763,056	—	—
Repurchase Agreements	5,914	—	5,914	—
Total Investments	$3,113,023,778	$3,113,017,864	$5,914	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,914
Non-cash Collateral(2)	(5,914)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
1,008,604	First Trust China AlphaDEX® Fund	$21,120,168
463,851	First Trust Eurozone AlphaDEX® ETF	21,559,794
406,764	First Trust India NIFTY 50 Equal Weight ETF	22,681,161
307,150	First Trust Switzerland AlphaDEX® Fund	20,778,697
515,240	First Trust United Kingdom AlphaDEX® Fund	20,625,057
	Total Exchange-Traded Funds	106,764,877
	(Cost $98,898,075)
MONEY MARKET FUNDS — 0.2%
277,206	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	277,206
	(Cost $277,206)

	Total Investments — 100.0%	107,042,083
	(Cost $99,175,281)
	Net Other Assets and Liabilities — (0.0)%	(28,250)
	Net Assets — 100.0%	$107,013,833

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 106,764,877	$ 106,764,877	$ —	$ —
Money Market Funds	277,206	277,206	—	—
Total Investments	$107,042,083	$107,042,083	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.7%
	Capital Markets (a) — 99.7%
58,911	First Trust Dow Jones Internet Index Fund (b)	$13,087,079
1,064,778	First Trust Enhanced Short Maturity ETF	63,716,315
258,227	First Trust Financials AlphaDEX® Fund	13,686,031
195,612	First Trust Industrials/Producer Durables AlphaDEX® Fund	13,622,420
74,705	First Trust NASDAQ-100- Technology Sector Index Fund	12,965,800
348,790	First Trust Utilities AlphaDEX® Fund	14,303,878
	Total Exchange-Traded Funds	131,381,523
	(Cost $127,566,908)
MONEY MARKET FUNDS — 0.1%
104,647	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	104,647
	(Cost $104,647)

	Total Investments — 99.8%	131,486,170
	(Cost $127,671,555)
	Net Other Assets and Liabilities — 0.2%	203,309
	Net Assets — 100.0%	$131,689,479

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 131,381,523	$ 131,381,523	$ —	$ —
Money Market Funds	104,647	104,647	—	—
Total Investments	$131,486,170	$131,486,170	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.5%
155,743	Curtiss-Wright Corp.	$49,412,581
372,987	Woodward, Inc.	68,066,398
		117,478,979
	Air Freight & Logistics — 0.5%
1,062,100	Hub Group, Inc., Class A	39,478,257
	Automobile Components — 0.9%
302,999	Lear Corp.	26,730,572
1,014,918	Phinia, Inc.	43,062,970
		69,793,542
	Banks — 14.7%
261,131	1st Source Corp.	15,618,245
1,468,189	Bank OZK	63,792,812
2,041,477	Cadence Bank	61,979,242
789,974	Cathay General Bancorp	33,992,581
550,753	Commerce Bancshares, Inc.	34,273,359
552,563	Cullen/Frost Bankers, Inc.	69,180,888
750,236	East West Bancorp, Inc.	67,341,183
3,080,002	Eastern Bankshares, Inc.	50,512,033
1,299,189	Enterprise Financial Services Corp.	69,818,417
3,398,271	First BanCorp	65,144,855
17,119	First Citizens BancShares, Inc., Class A	31,740,680
1,933,418	First Commonwealth Financial Corp.	30,045,316
465,324	First Merchants Corp.	18,817,703
1,703,549	Fulton Financial Corp.	30,817,201
296,640	Hancock Whitney Corp.	15,558,768
1,219,737	Home BancShares, Inc.	34,481,965
3,150,132	Huntington Bancshares, Inc.	47,283,481
258,843	Independent Bank Corp.	16,216,514
1,035,728	International Bancshares Corp.	65,313,008
387,248	National Bank Holdings Corp., Class A	14,819,981
307,333	Nicolet Bankshares, Inc.	33,487,004
1,576,055	OFG Bancorp	63,073,721
193,431	Pinnacle Financial Partners, Inc.	20,511,423
794,791	Regions Financial Corp.	17,270,808
702,849	SouthState Corp.	65,238,444
153,605	UMB Financial Corp.	15,529,466
505,397	WaFd, Inc.	14,444,246
244,001	Western Alliance Bancorp	18,746,597
576,679	Wintrust Financial Corp.	64,853,320
		1,149,903,261
	Beverages — 0.9%
54,010	Coca-Cola Consolidated, Inc.	72,913,500
Shares	Description	Value

	Broadline Retail — 1.3%
167,998	Dillard’s, Inc., Class A	$60,165,124
560,918	eBay, Inc.	37,990,976
		98,156,100
	Building Products — 4.8%
882,719	A.O. Smith Corp.	57,694,514
481,978	Advanced Drainage Systems, Inc.	52,366,910
249,298	Allegion PLC	32,523,417
128,875	Carlisle Cos., Inc.	43,881,937
55,365	CSW Industrials, Inc.	16,140,005
28,197	Lennox International, Inc.	15,813,724
84,938	Owens Corning	12,130,845
290,735	Simpson Manufacturing Co., Inc.	45,668,654
1,014,920	Tecnoglass, Inc.	72,617,526
263,407	UFP Industries, Inc.	28,195,085
		377,032,617
	Capital Markets — 3.0%
334,722	Cboe Global Markets, Inc.	75,744,241
179,652	Interactive Brokers Group, Inc., Class A	29,748,575
499,734	Northern Trust Corp.	49,298,759
218,781	Raymond James Financial, Inc.	30,390,869
677,751	SEI Investments Co.	52,613,810
		237,796,254
	Chemicals — 2.0%
153,528	Ashland, Inc.	9,102,675
102,410	Balchem Corp.	17,000,060
805,470	CF Industries Holdings, Inc.	62,947,481
415,616	Innospec, Inc.	39,379,616
473,193	Minerals Technologies, Inc.	30,080,879
		158,510,711
	Commercial Services & Supplies — 1.4%
233,856	Brady Corp., Class A	16,519,588
180,209	Brink’s (The) Co.	15,526,807
209,892	MSA Safety, Inc.	30,789,058
78,853	UniFirst Corp.	13,720,422
301,753	Veralto Corp.	29,405,830
		105,961,705
	Construction & Engineering — 2.1%
491,083	AECOM	45,538,127
177,459	Comfort Systems USA, Inc.	57,200,359
158,947	EMCOR Group, Inc.	58,751,580
		161,490,066
	Consumer Finance — 1.1%
716,633	SLM Corp.	21,047,511
1,230,252	Synchrony Financial	65,129,541
		86,177,052
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.9%
1,398,727	Andersons (The), Inc.	$60,047,350
761,288	PriceSmart, Inc.	66,879,151
229,083	Weis Markets, Inc.	17,650,845
		144,577,346
	Containers & Packaging — 0.8%
315,836	Packaging Corp. of America	62,541,845
	Diversified Consumer Services — 1.9%
17,222	Graham Holdings Co., Class B	16,547,931
568,645	H&R Block, Inc.	31,224,297
1,861,754	OneSpaWorld Holdings Ltd.	31,258,849
2,749,265	Perdoceo Education Corp.	69,226,493
		148,257,570
	Electric Utilities — 0.6%
611,809	Otter Tail Corp.	49,171,089
	Electrical Equipment — 1.4%
472,688	Atkore, Inc.	28,356,553
662,574	EnerSys	60,678,527
97,866	Powell Industries, Inc.	16,669,516
		105,704,596
	Electronic Equipment, Instruments & Components — 0.9%
1,190,854	Benchmark Electronics, Inc.	45,288,177
59,932	Littelfuse, Inc.	11,791,022
650,821	Vishay Intertechnology, Inc.	10,348,054
		67,427,253
	Energy Equipment & Services — 1.8%
634,976	Atlas Energy Solutions, Inc.	11,327,972
1,166,632	Cactus, Inc., Class A	53,466,744
3,212,048	NOV, Inc.	48,887,370
498,372	Weatherford International PLC	26,687,821
		140,369,907
	Financial Services — 4.1%
1,081,578	Corebridge Financial, Inc.	34,145,417
1,064,084	Equitable Holdings, Inc.	55,428,136
1,140,214	Essent Group Ltd.	65,813,152
384,473	Jackson Financial, Inc., Class A	32,211,148
2,769,367	MGIC Investment Corp.	68,624,914
1,977,095	Radian Group, Inc.	65,382,532
		321,605,299
	Food Products — 2.3%
853,736	Cal-Maine Foods, Inc.	77,604,602
377,234	Ingredion, Inc.	51,005,809
284,100	Lancaster Colony Corp.	49,717,500
		178,327,911
Shares	Description	Value

	Ground Transportation — 0.2%
84,488	Landstar System, Inc.	$12,690,098
	Health Care Equipment & Supplies — 0.4%
357,299	LeMaitre Vascular, Inc.	29,977,386
	Health Care Providers & Services — 1.8%
282,133	Cardinal Health, Inc.	38,869,463
88,462	Chemed Corp.	54,432,438
365,937	Ensign Group (The), Inc.	47,352,248
		140,654,149
	Hotels, Restaurants & Leisure — 0.6%
181,124	Texas Roadhouse, Inc.	30,180,692
72,191	Wingstop, Inc.	16,284,846
		46,465,538
	Household Durables — 3.4%
326,006	Installed Building Products, Inc.	55,896,989
691,421	KB Home	40,185,388
1,596,797	La-Z-Boy, Inc.	62,418,795
767,255	Meritage Homes Corp.	54,383,034
503,906	Toll Brothers, Inc.	53,207,435
		266,091,641
	Household Products — 0.2%
218,844	Spectrum Brands Holdings, Inc.	15,658,288
	Insurance — 10.1%
335,037	Assurant, Inc.	70,274,011
794,767	Assured Guaranty Ltd.	70,018,973
786,935	Axis Capital Holdings Ltd.	78,882,364
327,690	Brown & Brown, Inc.	40,764,636
115,665	Cincinnati Financial Corp.	17,086,034
1,411,815	CNO Financial Group, Inc.	58,802,095
346,466	Employers Holdings, Inc.	17,545,038
128,813	Everest Group Ltd.	46,801,627
99,385	Hanover Insurance Group (The), Inc.	17,288,021
258,606	Kemper Corp.	17,287,811
1,411,208	Lincoln National Corp.	50,676,479
249,832	Primerica, Inc.	71,084,699
190,332	Principal Financial Group, Inc.	16,058,311
312,086	Reinsurance Group of America, Inc.	61,449,733
64,604	RenaissanceRe Holdings Ltd.	15,504,960
1,027,206	Unum Group	83,676,201
829,550	W.R. Berkley Corp.	59,030,778
		792,231,771
	Machinery — 10.0%
143,284	AGCO Corp.	13,263,800
277,692	Alamo Group, Inc.	49,487,491
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
499,247	Allison Transmission Holdings, Inc.	$47,762,960
425,818	Atmus Filtration Technologies, Inc.	15,640,295
916,203	Donaldson Co., Inc.	61,440,573
85,266	Dover Corp.	14,979,531
398,301	Federal Signal Corp.	29,295,039
648,985	Franklin Electric Co., Inc.	60,926,712
784,677	Graco, Inc.	65,528,376
320,438	IDEX Corp.	57,989,665
471,850	ITT, Inc.	60,944,146
244,925	Lincoln Electric Holdings, Inc.	46,330,013
926,681	Mueller Industries, Inc.	70,557,491
213,795	Snap-on, Inc.	72,051,053
209,200	Tennant Co.	16,683,700
883,815	Terex Corp.	33,390,531
325,187	Watts Water Technologies, Inc., Class A	66,312,133
		782,583,509
	Marine Transportation — 0.2%
118,493	Matson, Inc.	15,187,248
	Media — 2.2%
686,571	Fox Corp., Class A	38,859,918
992,754	Interpublic Group of (The) Cos., Inc.	26,963,199
1,291,819	New York Times (The) Co., Class A	64,074,222
504,979	Omnicom Group, Inc.	41,867,809
		171,765,148
	Metals & Mining — 2.2%
878,532	Commercial Metals Co.	40,421,257
108,301	Reliance, Inc.	31,271,914
115,284	Royal Gold, Inc.	18,850,087
251,998	Steel Dynamics, Inc.	31,519,910
1,106,970	Warrior Met Coal, Inc.	52,824,608
		174,887,776
	Oil, Gas & Consumable Fuels — 3.4%
1,904,653	Coterra Energy, Inc.	55,044,472
169,135	Expand Energy Corp.	18,828,108
611,930	HF Sinclair Corp.	20,120,258
238,734	International Seaways, Inc.	7,925,969
1,898,950	Magnolia Oil & Gas Corp., Class A	47,967,477
1,073,183	SM Energy Co.	32,141,831
36,902	Texas Pacific Land Corp.	48,894,781
1,207,774	World Kinect Corp.	34,252,471
		265,175,367
Shares	Description	Value

	Paper & Forest Products — 0.2%
200,315	Sylvamo Corp.	$13,435,127
	Personal Care Products — 0.7%
511,868	Interparfums, Inc.	58,286,409
	Professional Services — 4.9%
263,577	CSG Systems International, Inc.	15,938,501
1,601,848	Genpact Ltd.	80,701,102
336,713	Insperity, Inc.	30,044,901
482,175	Jacobs Solutions, Inc.	58,290,136
457,553	Korn Ferry	31,035,820
111,772	Leidos Holdings, Inc.	15,082,514
363,430	Paycom Software, Inc.	79,402,186
239,443	Robert Half, Inc.	13,061,616
505,153	TriNet Group, Inc.	40,028,324
318,625	UL Solutions, Inc., Class A	17,970,450
		381,555,550
	Semiconductors & Semiconductor Equipment — 0.7%
394,806	Universal Display Corp.	55,067,541
	Software — 2.0%
1,968,339	Clear Secure, Inc., Class A	50,999,664
207,656	Dolby Laboratories, Inc., Class A	16,676,853
426,985	InterDigital, Inc.	88,279,149
		155,955,666
	Specialty Retail — 2.0%
790,142	Buckle (The), Inc.	30,278,242
301,202	Dick’s Sporting Goods, Inc.	60,710,275
421,461	Williams-Sonoma, Inc.	66,632,984
		157,621,501
	Technology Hardware, Storage & Peripherals — 0.8%
110,191	Dell Technologies, Inc., Class C	10,043,910
1,717,329	Hewlett Packard Enterprise Co.	26,498,386
263,452	NetApp, Inc.	23,141,624
		59,683,920
	Textiles, Apparel & Luxury Goods — 3.0%
179,613	Columbia Sportswear Co.	13,594,908
890,622	Kontoor Brands, Inc.	57,115,589
320,370	Ralph Lauren Corp.	70,718,474
1,631,773	Steven Madden Ltd.	43,470,433
696,818	Tapestry, Inc.	49,062,955
		233,962,359
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 1.0%
294,503	Applied Industrial Technologies, Inc.	$66,363,306
112,019	Boise Cascade Co.	10,987,944
		77,351,250
	Total Common Stocks	7,798,962,102
	(Cost $7,445,085,726)
MONEY MARKET FUNDS — 0.0%
3,742,093	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	3,742,093
	(Cost $3,742,093)

	Total Investments — 99.9%	7,802,704,195
	(Cost $7,448,827,819)
	Net Other Assets and Liabilities — 0.1%	5,458,086
	Net Assets — 100.0%	$7,808,162,281

(a)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,798,962,102	$ 7,798,962,102	$ —	$ —
Money Market Funds	3,742,093	3,742,093	—	—
Total Investments	$7,802,704,195	$7,802,704,195	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Aerospace & Defense — 2.3%
3,937	Airbus SE (EUR) (b)	$693,252
4,353	Boeing (The) Co. (c)	742,404
1,482	Lockheed Martin Corp.	662,024
		2,097,680
	Automobile Components — 0.7%
52,400	Denso Corp. (JPY) (b)	650,105
	Automobiles — 3.1%
7,759	Bayerische Motoren Werke AG (EUR) (b)	625,667
72,773	Ford Motor Co.	729,914
10,695	Mercedes-Benz Group AG (EUR) (b)	631,774
2,882	Tesla, Inc. (c)	746,899
		2,734,254
	Banks — 24.7%
38,924	ANZ Group Holdings Ltd. (AUD) (b)	712,664
59,738	Axis Bank Ltd. (INR) (b)	766,287
50,017	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (b)	682,613
106,347	Banco Santander S.A. (EUR) (b)	716,453
17,482	Bank of America Corp.	729,524
1,192,888	Bank of China Ltd., Class H (HKD) (b)	720,449
795,952	Bank of Communications Co., Ltd., Class H (HKD) (b)	711,276
185,492	Barclays PLC (GBP) (b)	697,459
8,684	BNP Paribas S.A. (EUR) (b)	725,805
179,814	BOC Hong Kong Holdings Ltd. (HKD) (b)	728,053
1,594,022	China CITIC Bank Corp., Ltd., Class H (HKD) (b)	1,250,359
111,270	China Merchants Bank Co., Ltd., Class H (HKD) (b)	659,715
10,316	Citigroup, Inc.	732,333
21,010	DBS Group Holdings Ltd. (SGD) (b)	721,511
182,723	First Abu Dhabi Bank PJSC (AED) (b)	686,562
11,553	HDFC Bank Ltd., ADR	767,581
62,805	HSBC Holdings PLC (GBP) (b)	711,991
42,588	ICICI Bank Ltd., ADR	1,342,374
1,726,685	Industrial & Commercial Bank of China Ltd., Class H (HKD) (b)	1,232,130
35,062	ING Groep N.V., ADR	686,865
3,080	JPMorgan Chase & Co.	755,524
30,403	Kotak Mahindra Bank Ltd. (INR) (b)	769,673
Shares	Description	Value

	Banks (Continued)
193,722	Lloyds Banking Group PLC, ADR (d)	$740,018
88,435	Nordea Bank Abp (EUR) (b)	1,131,126
1,057,006	Postal Savings Bank of China Co., Ltd., Class H (HKD) (b) (e) (f)	654,064
6,358	Royal Bank of Canada (CAD)	716,189
447,328	Sberbank of Russia PJSC (RUB) (b) (c) (g) (h)	0
10,130	Wells Fargo & Co.	727,233
37,229	Westpac Banking Corp. (AUD) (b)	741,881
		22,217,712
	Broadline Retail — 4.0%
8,912	Alibaba Group Holding Ltd., ADR	1,178,434
6,359	Amazon.com, Inc. (c)	1,209,863
29,897	JD.com, Inc., ADR	1,229,365
		3,617,662
	Capital Markets — 6.3%
8,706	Bank of New York Mellon (The) Corp.	730,172
2,669	CME Group, Inc.	708,059
2,420	Deutsche Boerse AG (EUR) (b)	714,047
1,321	Goldman Sachs Group (The), Inc.	721,649
4,833	London Stock Exchange Group PLC (GBP) (b)	717,836
483	Partners Group Holding AG (CHF) (b)	687,406
1,445	S&P Global, Inc.	734,204
21,872	UBS Group AG (CHF) (b)	671,790
		5,685,163
	Communications Equipment — 1.6%
11,623	Cisco Systems, Inc.	717,255
133,370	Nokia Oyj, ADR	702,860
		1,420,115
	Consumer Finance — 0.8%
2,705	American Express Co.	727,780
	Consumer Staples Distribution & Retail — 1.6%
10,492	Kroger (The) Co.	710,203
8,207	Walmart, Inc.	720,493
		1,430,696
	Diversified Telecommunication Services — 6.3%
47,257	AT&T, Inc.	1,336,428
33,585	Deutsche Telekom AG (EUR) (b)	1,239,961
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Diversified Telecommunication Services (Continued)
263,273	Emirates Telecommunications Group Co. PJSC (AED)	$1,211,357
2,053	Swisscom AG (CHF) (b)	1,183,045
15,867	Verizon Communications, Inc.	719,727
		5,690,518
	Electric Utilities — 1.5%
45,935	Iberdrola S.A. (EUR) (b)	741,764
9,047	Verbund AG (EUR)	640,268
		1,382,032
	Financial Services — 3.6%
2,372	Mastercard, Inc., Class A	1,300,140
18,427	PayPal Holdings, Inc. (c)	1,202,362
2,111	Visa, Inc., Class A	739,821
		3,242,323
	Household Durables — 0.8%
29,625	Sony Group Corp., ADR (d)	752,179
	Industrial Conglomerates — 2.1%
5,965	Honeywell International, Inc.	1,263,089
2,820	Siemens AG (EUR) (b)	651,270
		1,914,359
	Insurance — 4.7%
85,911	AIA Group Ltd. (HKD) (b)	650,335
1,833	Allianz SE (EUR) (b)	701,509
8,504	American International Group, Inc.	739,338
16,479	AXA S.A. (EUR) (b)	704,080
8,926	MetLife, Inc.	716,669
115,886	Ping An Insurance Group Co. of China Ltd., Class H (HKD) (b)	691,718
		4,203,649
	Interactive Media & Services — 2.1%
13,080	Baidu, Inc., ADR (c) (d)	1,203,752
10,645	Tencent Holdings Ltd. (HKD) (b)	680,173
		1,883,925
	IT Services — 9.6%
3,889	Accenture PLC, Class A	1,213,524
7,793	Capgemini SE (EUR) (b)	1,170,965
15,738	Cognizant Technology Solutions Corp., Class A	1,203,957
67,410	Infosys Ltd., ADR (d)	1,230,232
5,016	International Business Machines Corp.	1,247,279
Shares	Description	Value

	IT Services (Continued)
30,543	Tata Consultancy Services Ltd. (INR) (b)	$1,284,839
406,909	Wipro Ltd., ADR	1,245,141
		8,595,937
	Marine Transportation — 0.8%
390	A.P. Moller - Maersk A/S, Class B (DKK) (b)	678,767
	Metals & Mining — 1.5%
28,847	BHP Group Ltd. (AUD) (b)	699,921
11,332	Rio Tinto PLC, ADR	680,826
		1,380,747
	Multi-Utilities — 1.4%
65,598	Engie S.A. (EUR) (b)	1,278,235
	Oil, Gas & Consumable Fuels — 0.8%
42,503	Gazprom PJSC, ADR (b) (c) (g) (h)	0
364,010	Gazprom PJSC (RUB) (b) (c) (g) (h)	0
10,238	Shell PLC, ADR	750,241
		750,241
	Pharmaceuticals — 1.4%
7,703	Zoetis, Inc.	1,268,299
	Semiconductors & Semiconductor Equipment — 7.9%
12,567	Advanced Micro Devices, Inc. (c)	1,291,134
33,290	Infineon Technologies AG (EUR) (b)	1,109,722
52,023	Intel Corp.	1,181,442
12,995	Micron Technology, Inc.	1,129,136
10,667	NVIDIA Corp.	1,156,088
7,185	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,192,710
		7,060,232
	Software — 6.2%
3,255	Microsoft Corp.	1,221,894
8,350	Oracle Corp.	1,167,414
4,537	Salesforce, Inc.	1,217,549
4,793	SAP SE (EUR) (b)	1,284,287
2,924	Workday, Inc., Class A (c)	682,842
		5,573,986
	Specialty Retail — 0.8%
1,997	Home Depot (The), Inc.	731,881
	Technology Hardware, Storage & Peripherals — 1.5%
32,765	Samsung Electronics Co., Ltd. (KRW) (b)	1,298,984
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Wireless Telecommunication Services — 1.3%
858,200	SoftBank Corp. (JPY) (b)	$1,197,168
	Total Common Stocks	89,464,629
	(Cost $80,213,215)
MONEY MARKET FUNDS — 0.1%
53,387	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (i)	53,387
	(Cost $53,387)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.0%
$1,277,799	Daiwa Capital Markets America, Inc., 4.36% (i), dated 03/31/25, due 04/01/25, with a maturity value of $1,277,954. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/22/25 to 02/15/45. The value of the collateral including accrued interest is $1,303,356. (j)	1,277,799
Principal Value	Description	Value

$1,277,799	Mizuho Financial Group, Inc., 4.35% (i), dated 03/31/25, due 04/01/25, with a maturity value of $1,277,953. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 07/31/31. The value of the collateral including accrued interest is $1,303,355. (j)	$1,277,799
1,095,256	RBC Dominion Securities, Inc., 4.35% (i), dated 03/31/25, due 04/01/25, with a maturity value of $1,095,388. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $1,117,161. (j)	1,095,256
	Total Repurchase Agreements	3,650,854
	(Cost $3,650,854)

	Total Investments — 103.5%	93,168,870
	(Cost $83,917,456)
	Net Other Assets and Liabilities — (3.5)%	(3,179,036)
	Net Assets — 100.0%	$89,989,834

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $37,658,691 or 41.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,533,548 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,650,854.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of March 31, 2025.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	56.8%
EUR	16.6
HKD	8.6
INR	3.0
CHF	2.7
AUD	2.3
GBP	2.3
AED	2.0
JPY	2.0
KRW	1.4
SGD	0.8
CAD	0.8
DKK	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Country Allocation†	% of Net Assets
United States	39.6%
India	8.2
Germany	7.7
China	6.6
United Kingdom	4.8
Cayman Islands	4.8
France	4.3
Japan	4.3
Switzerland	2.8
Australia	2.4
Spain	2.4
United Arab Emirates	2.1
Finland	2.0
Canada	2.0
Netherlands	1.5
Hong Kong	1.5
South Korea	1.5
Ireland	1.4
Taiwan	1.3
Singapore	0.8
Denmark	0.8
Austria	0.7
Russia	0.0††
Total Investments	103.5
Net Other Assets and Liabilities	(3.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 2,097,680	$ 1,404,428	$ 693,252	$ —
Automobile Components	650,105	—	650,105	—
Automobiles	2,734,254	1,476,813	1,257,441	—
Banks	22,217,712	7,197,641	15,020,071	—**
Capital Markets	5,685,163	2,894,084	2,791,079	—
Diversified Telecommunication Services	5,690,518	3,267,512	2,423,006	—
Electric Utilities	1,382,032	640,268	741,764	—
Industrial Conglomerates	1,914,359	1,263,089	651,270	—
Insurance	4,203,649	1,456,007	2,747,642	—
Interactive Media & Services	1,883,925	1,203,752	680,173	—
IT Services	8,595,937	6,140,133	2,455,804	—
Marine Transportation	678,767	—	678,767	—
Metals & Mining	1,380,747	680,826	699,921	—
Multi-Utilities	1,278,235	—	1,278,235	—
Oil, Gas & Consumable Fuels	750,241	750,241	—	—**
Semiconductors & Semiconductor Equipment	7,060,232	5,950,510	1,109,722	—
Software	5,573,986	4,289,699	1,284,287	—
Technology Hardware, Storage & Peripherals	1,298,984	—	1,298,984	—
Wireless Telecommunication Services	1,197,168	—	1,197,168	—
Other Industry Categories*	13,190,935	13,190,935	—	—
Money Market Funds	53,387	53,387	—	—
Repurchase Agreements	3,650,854	—	3,650,854	—
Total Investments	$93,168,870	$51,859,325	$41,309,545	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,533,548
Non-cash Collateral(2)	(3,533,548)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,650,854
Non-cash Collateral(4)	(3,650,854)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 4.4%
51,535	AeroVironment, Inc. (b)	$6,142,457
77,472	Kratos Defense & Security Solutions, Inc. (b)	2,300,144
4,428	Northrop Grumman Corp.	2,267,180
1,515,016	QinetiQ Group PLC (GBP) (c)	7,596,192
		18,305,973
	Air Freight & Logistics — 0.5%
51,864	GXO Logistics, Inc. (b)	2,026,845
	Automobile Components — 5.3%
31,396	Aptiv PLC (b)	1,868,062
159,200	Denso Corp. (JPY) (c)	1,975,127
317,050	Gentex Corp.	7,387,265
56,121	Magna International, Inc.	1,907,553
489,255	Mobileye Global, Inc., Class A (b) (d)	7,042,826
196,193	Valeo SE (EUR) (c)	1,841,955
		22,022,788
	Automobiles — 0.4%
6,978	Tesla, Inc. (b)	1,808,419
	Biotechnology — 1.3%
1,026,718	Recursion Pharmaceuticals, Inc., Class A (b) (d)	5,431,338
	Broadline Retail — 1.7%
15,429	Alibaba Group Holding Ltd., ADR	2,040,177
16,052	Amazon.com, Inc. (b)	3,054,054
48,794	JD.com, Inc., ADR	2,006,409
		7,100,640
	Communications Equipment — 0.4%
21,972	Arista Networks, Inc. (b)	1,702,391
	Consumer Finance — 1.3%
115,654	Upstart Holdings, Inc. (b)	5,323,554
	Consumer Staples Distribution & Retail — 2.1%
2,357,082	Ocado Group PLC (GBP) (b) (c)	8,630,892
	Electrical Equipment — 4.1%
63,639	ABB Ltd. (CHF) (c)	3,283,642
16,812	Emerson Electric Co.	1,843,268
133,500	Mitsubishi Electric Corp. (JPY) (c)	2,462,045
191,300	NIDEC CORP. (JPY) (c)	3,210,451
11,867	Rockwell Automation, Inc.	3,066,195
14,005	Schneider Electric SE (EUR) (c)	3,232,999
		17,098,600
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 7.1%
103,887	Cognex Corp.	$3,098,949
278,130	Delta Electronics, Inc. (TWD) (c)	3,076,190
106,617	FARO Technologies, Inc. (b)	2,910,644
675,987	Hexagon AB, Class B (SEK) (c)	7,226,142
8,600	Keyence Corp. (JPY) (c)	3,381,607
113,900	Omron Corp. (JPY) (c)	3,216,161
180,100	Yokogawa Electric Corp. (JPY) (c)	3,514,832
10,816	Zebra Technologies Corp., Class A (b)	3,056,169
		29,480,694
	Energy Equipment & Services — 1.9%
349,056	Oceaneering International, Inc. (b)	7,612,911
	Health Care Equipment & Supplies — 3.0%
13,453	Intuitive Surgical, Inc. (b)	6,662,867
22,218	Medtronic PLC	1,996,510
53,718	Omnicell, Inc. (b)	1,877,981
5,294	Stryker Corp.	1,970,692
		12,508,050
	Household Durables — 0.5%
82,400	Sony Group Corp. (JPY) (c)	2,084,968
	Industrial Conglomerates — 1.9%
33,518	Siemens AG (EUR) (c)	7,740,881
	Interactive Media & Services — 4.3%
20,011	Alphabet, Inc., Class A	3,094,501
23,649	Baidu, Inc., ADR (b) (d)	2,176,417
69,314	Kakao Corp. (KRW) (c)	1,847,807
11,539	Meta Platforms, Inc., Class A	6,650,618
14,449	NAVER Corp. (KRW) (c)	1,888,250
33,222	Tencent Holdings Ltd. (HKD) (c)	2,122,751
		17,780,344
	IT Services — 2.3%
25,341	Akamai Technologies, Inc. (b)	2,039,950
30,545	International Business Machines Corp.	7,595,320
		9,635,270
	Life Sciences Tools & Services — 4.0%
86,890	Illumina, Inc. (b)	6,893,852
15,742	Tecan Group AG (CHF) (c)	2,995,369
137,249	Tempus AI, Inc. (b) (d)	6,620,892
		16,510,113
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery — 9.8%
57,785	ANDRITZ AG (EUR) (c)	$3,242,096
116,706	ATS Corp. (CAD) (b)	2,909,033
131,900	Daifuku Co., Ltd. (JPY) (c)	3,242,302
4,252	Deere & Co.	1,995,676
269,700	FANUC Corp. (JPY) (c)	7,348,181
25,814	JBT Marel Corp.	3,154,471
41,100	Kawasaki Heavy Industries Ltd. (JPY) (c)	2,480,799
85,444	Proto Labs, Inc. (b)	2,993,958
339,676	Symbotic, Inc. (b) (d)	6,864,852
121,349	Valmet Oyj (EUR) (c) (d)	3,291,360
127,300	Yaskawa Electric Corp. (JPY) (c)	3,189,898
		40,712,626
	Pharmaceuticals — 0.5%
12,389	Johnson & Johnson	2,054,592
	Semiconductors & Semiconductor Equipment — 10.2%
34,123	Advanced Micro Devices, Inc. (b)	3,505,797
125,519	Ambarella, Inc. (b)	6,317,371
45,830	Astera Labs, Inc. (b)	2,734,676
86,156	Intel Corp.	1,956,603
4,807	KLA Corp.	3,267,799
36,393	Micron Technology, Inc.	3,162,188
27,277	NVIDIA Corp.	2,956,281
15,806	NXP Semiconductors N.V.	3,004,088
21,680	QUALCOMM, Inc.	3,330,265
208,400	Renesas Electronics Corp. (JPY) (c)	2,795,196
26,208	SK Hynix, Inc. (KRW) (c)	3,493,684
18,875	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,133,250
31,016	Teradyne, Inc.	2,561,922
		42,219,120
	Software — 30.9%
4,662	Adobe, Inc. (b)	1,788,017
237,470	Appian Corp., Class A (b)	6,841,511
7,456	Autodesk, Inc. (b)	1,951,981
328,813	C3.ai, Inc., Class A (b) (d)	6,921,514
30,781	Cadence Design Systems, Inc. (b)	7,828,532
756,688	CCC Intelligent Solutions Holdings, Inc. (b)	6,832,893
195,210	Dassault Systemes SE (EUR) (c)	7,432,200
134,684	Dynatrace, Inc. (b)	6,350,351
8,583	Microsoft Corp.	3,221,972
55,400	Nice Ltd., ADR (b)	8,541,018
Shares	Description	Value

	Software (Continued)
90,799	Palantir Technologies, Inc., Class A (b)	$7,663,435
40,491	Palo Alto Networks, Inc. (b)	6,909,384
98,213	Pegasystems, Inc.	6,827,768
318,886	PROS Holdings, Inc. (b)	6,068,400
12,495	PTC, Inc. (b)	1,936,100
25,888	Salesforce, Inc.	6,947,304
373,759	SentinelOne, Inc., Class A (b)	6,794,939
8,293	ServiceNow, Inc. (b)	6,602,389
16,862	Synopsys, Inc. (b)	7,231,269
626,882	UiPath, Inc., Class A (b)	6,456,884
29,280	Workday, Inc., Class A (b)	6,837,758
		127,985,619
	Technology Hardware, Storage & Peripherals — 1.5%
8,454	Apple, Inc.	1,877,887
54,879	Samsung Electronics Co., Ltd. (KRW) (c)	2,175,704
121,700	Seiko Epson Corp. (JPY) (c) (d)	1,949,701
		6,003,292
	Wireless Telecommunication Services — 0.5%
37,200	SoftBank Group Corp. (JPY) (c)	1,902,777
	Total Common Stocks	413,682,697
	(Cost $433,286,289)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.3%
$7,894,367	Bank of America Corp., 4.36% (e), dated 03/31/25, due 04/01/25, with a maturity value of $7,895,323. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $8,052,254. (f)	7,894,367
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$9,210,094	Daiwa Capital Markets America, Inc., 4.36% (e), dated 03/31/25, due 04/01/25, with a maturity value of $9,211,209. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/22/25 to 02/15/45. The value of the collateral including accrued interest is $9,394,302. (f)	$9,210,094
9,210,094	RBC Dominion Securities, Inc., 4.35% (e), dated 03/31/25, due 04/01/25, with a maturity value of $9,211,207. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $9,394,296. (f)	9,210,094
	Total Repurchase Agreements	26,314,555
	(Cost $26,314,555)

	Total Investments — 106.2%	439,997,252
	(Cost $459,600,844)
	Net Other Assets and Liabilities — (6.2)%	(25,749,294)
	Net Assets — 100.0%	$414,247,958

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $113,872,159 or 27.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $25,014,706 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $26,314,555.

(e)	Rate shown reflects yield as of March 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	73.5%
JPY	9.7
EUR	6.1
GBP	3.7
KRW	2.1
SEK	1.6
CHF	1.4
TWD	0.7
CAD	0.7
HKD	0.5
Total	100.0%

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Country Allocation†	% of Net Assets
United States	67.8%
Japan	10.3
United Kingdom	3.9
Cayman Islands	3.5
Canada	3.4
France	3.0
South Korea	2.3
Israel	2.1
Germany	1.9
Sweden	1.7
Switzerland	1.5
Taiwan	1.5
Finland	0.8
Austria	0.8
Netherlands	0.7
Ireland	0.5
Jersey	0.5
Total Investments	106.2
Net Other Assets and Liabilities	(6.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 18,305,973	$ 10,709,781	$ 7,596,192	$ —
Automobile Components	22,022,788	18,205,706	3,817,082	—
Consumer Staples Distribution & Retail	8,630,892	—	8,630,892	—
Electrical Equipment	17,098,600	4,909,463	12,189,137	—
Electronic Equipment, Instruments & Components	29,480,694	9,065,762	20,414,932	—
Household Durables	2,084,968	—	2,084,968	—
Industrial Conglomerates	7,740,881	—	7,740,881	—
Interactive Media & Services	17,780,344	11,921,536	5,858,808	—
Life Sciences Tools & Services	16,510,113	13,514,744	2,995,369	—
Machinery	40,712,626	17,917,990	22,794,636	—
Semiconductors & Semiconductor Equipment	42,219,120	35,930,240	6,288,880	—
Software	127,985,619	120,553,419	7,432,200	—
Technology Hardware, Storage & Peripherals	6,003,292	1,877,887	4,125,405	—
Wireless Telecommunication Services	1,902,777	—	1,902,777	—
Other Industry Categories*	55,204,010	55,204,010	—	—
Repurchase Agreements	26,314,555	—	26,314,555	—
Total Investments	$439,997,252	$299,810,538	$140,186,714	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$25,014,706
Non-cash Collateral(2)	(25,014,706)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$26,314,555
Non-cash Collateral(4)	(26,314,555)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.0%
13,458	RTX Corp.	$1,782,647
	Building Products — 0.9%
1,499	Trane Technologies PLC	505,043
	Capital Markets — 7.1%
1,550	Ameriprise Financial, Inc.	750,370
19,938	Bank of New York Mellon (The) Corp.	1,672,200
3,115	Houlihan Lokey, Inc.	503,073
8,457	Tradeweb Markets, Inc., Class A	1,255,526
		4,181,169
	Commercial Services & Supplies — 4.9%
3,426	Cintas Corp.	704,146
9,008	Republic Services, Inc.	2,181,377
		2,885,523
	Communications Equipment — 2.6%
3,466	Motorola Solutions, Inc.	1,517,449
	Construction & Engineering — 1.0%
6,202	AECOM	575,111
	Consumer Staples Distribution & Retail — 6.2%
1,609	Costco Wholesale Corp.	1,521,760
8,895	US Foods Holding Corp. (a)	582,267
17,120	Walmart, Inc.	1,502,965
		3,606,992
	Containers & Packaging — 2.2%
6,638	Packaging Corp. of America	1,314,457
	Financial Services — 10.0%
7,543	Fiserv, Inc. (a)	1,665,721
3,304	Mastercard, Inc., Class A	1,810,988
23,195	MGIC Investment Corp.	574,772
5,175	Visa, Inc., Class A	1,813,631
		5,865,112
	Food Products — 1.0%
4,191	Ingredion, Inc.	566,665
	Health Care Providers & Services — 3.1%
5,966	Cardinal Health, Inc.	821,936
9,885	Encompass Health Corp.	1,001,153
		1,823,089
	Health Care REITs — 3.2%
12,084	Welltower, Inc.	1,851,390
	Hotels, Restaurants & Leisure — 2.4%
6,139	Hilton Worldwide Holdings, Inc.	1,396,929
Shares	Description	Value

	Insurance — 17.5%
9,109	Aflac, Inc.	$1,012,830
4,704	Allstate (The) Corp.	974,057
15,407	Brown & Brown, Inc.	1,916,631
5,863	Chubb Ltd.	1,770,567
2,704	Primerica, Inc.	769,369
4,003	Progressive (The) Corp.	1,132,889
2,766	Reinsurance Group of America, Inc.	544,626
15,868	Unum Group	1,292,607
11,886	W.R. Berkley Corp.	845,808
		10,259,384
	IT Services — 0.9%
2,983	GoDaddy, Inc., Class A (a)	537,358
	Machinery — 1.7%
5,508	Westinghouse Air Brake Technologies Corp.	998,876
	Oil, Gas & Consumable Fuels — 12.6%
64,960	Antero Midstream Corp.	1,169,280
5,848	Cheniere Energy, Inc.	1,353,227
10,441	DT Midstream, Inc.	1,007,348
52,715	Kinder Morgan, Inc.	1,503,959
8,333	ONEOK, Inc.	826,800
25,478	Williams (The) Cos., Inc.	1,522,565
		7,383,179
	Retail REITs — 6.4%
51,605	Brixmor Property Group, Inc.	1,370,113
22,376	Regency Centers Corp.	1,650,454
4,558	Simon Property Group, Inc.	756,992
		3,777,559
	Software — 3.0%
2,976	Microsoft Corp.	1,117,160
4,203	PTC, Inc. (a)	651,255
		1,768,415
	Specialized REITs — 2.0%
10,086	Lamar Advertising Co., Class A	1,147,585
	Specialty Retail — 2.8%
13,456	TJX (The) Cos., Inc.	1,638,941
	Technology Hardware, Storage & Peripherals — 1.0%
2,599	Apple, Inc.	577,316
	Trading Companies & Distributors — 1.1%
662	W.W. Grainger, Inc.	653,943
	Wireless Telecommunication Services — 3.3%
7,334	T-Mobile US, Inc.	1,956,051
	Total Common Stocks	58,570,183
	(Cost $51,240,938)
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
27,390	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$27,390
	(Cost $27,390)

	Total Investments — 100.0%	58,597,573
	(Cost $51,268,328)
	Net Other Assets and Liabilities — 0.0%	21,290
	Net Assets — 100.0%	$58,618,863

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 58,570,183	$ 58,570,183	$ —	$ —
Money Market Funds	27,390	27,390	—	—
Total Investments	$58,597,573	$58,597,573	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Banks — 17.3%
379	First Citizens BancShares, Inc., Class A	$702,712
1,794	JPMorgan Chase & Co.	440,068
3,000	Pinnacle Financial Partners, Inc.	318,120
9,054	Popular, Inc.	836,318
11,877	Synovus Financial Corp.	555,131
10,175	Wells Fargo & Co.	730,463
9,931	Western Alliance Bancorp	762,999
5,072	Wintrust Financial Corp.	570,397
		4,916,208
	Building Products — 1.6%
6,729	Masco Corp.	467,935
	Capital Markets — 7.6%
8,630	Bank of New York Mellon (The) Corp.	723,798
728	Goldman Sachs Group (The), Inc.	397,699
4,555	Jefferies Financial Group, Inc.	244,012
2,419	Raymond James Financial, Inc.	336,023
4,961	Stifel Financial Corp.	467,624
		2,169,156
	Construction & Engineering — 2.5%
870	EMCOR Group, Inc.	321,578
11,008	Fluor Corp. (a)	394,307
		715,885
	Consumer Finance — 5.4%
4,725	Capital One Financial Corp.	847,193
12,993	Synchrony Financial	687,849
		1,535,042
	Consumer Staples Distribution & Retail — 3.6%
6,810	Performance Food Group Co. (a)	535,470
7,431	US Foods Holding Corp. (a)	486,433
		1,021,903
	Containers & Packaging — 1.2%
6,218	International Paper Co.	331,730
	Electric Utilities — 2.4%
7,236	NRG Energy, Inc.	690,749
	Electrical Equipment — 1.2%
1,305	Acuity, Inc.	343,672
	Electronic Equipment, Instruments & Components — 1.1%
2,306	Jabil, Inc.	313,777
	Entertainment — 3.5%
93,974	Warner Bros. Discovery, Inc. (a)	1,008,341
Shares	Description	Value

	Financial Services — 6.2%
18,312	Equitable Holdings, Inc.	$953,872
32,357	MGIC Investment Corp.	801,806
		1,755,678
	Food Products — 3.1%
6,491	Ingredion, Inc.	877,648
	Health Care Providers & Services — 4.7%
7,173	Cardinal Health, Inc.	988,224
3,285	Encompass Health Corp.	332,705
		1,320,929
	Hotels, Restaurants & Leisure — 1.4%
20,286	Norwegian Cruise Line Holdings Ltd. (a)	384,623
	Insurance — 23.1%
4,384	Aflac, Inc.	487,457
4,543	Allstate (The) Corp.	940,719
3,070	Chubb Ltd.	927,109
1,146	Primerica, Inc.	326,071
1,184	Progressive (The) Corp.	335,084
4,184	Reinsurance Group of America, Inc.	823,830
3,473	Travelers (The) Cos., Inc.	918,470
12,879	Unum Group	1,049,123
10,424	W.R. Berkley Corp.	741,772
		6,549,635
	Machinery — 1.9%
3,386	Allison Transmission Holdings, Inc.	323,938
1,469	Chart Industries, Inc. (a)	212,065
		536,003
	Oil, Gas & Consumable Fuels — 1.1%
3,194	ONEOK, Inc.	316,909
	Passenger Airlines — 4.1%
14,082	Delta Air Lines, Inc.	613,975
8,111	United Airlines Holdings, Inc. (a)	560,065
		1,174,040
	Real Estate Management & Development — 3.9%
2,180	CBRE Group, Inc., Class A (a)	285,100
3,311	Jones Lang LaSalle, Inc. (a)	820,830
		1,105,930
	Textiles, Apparel & Luxury Goods — 1.7%
6,922	Tapestry, Inc.	487,378
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 1.4%
1,452	T-Mobile US, Inc.	$387,263
	Total Common Stocks	28,410,434
	(Cost $28,387,101)
MONEY MARKET FUNDS — 0.0%
11,735	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	11,735
	(Cost $11,735)

	Total Investments — 100.0%	28,422,169
	(Cost $28,398,836)
	Net Other Assets and Liabilities — (0.0)%	(7,664)
	Net Assets — 100.0%	$28,414,505

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,410,434	$ 28,410,434	$ —	$ —
Money Market Funds	11,735	11,735	—	—
Total Investments	$28,422,169	$28,422,169	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Aerospace & Defense — 2.3%
213,485	BAE Systems PLC (GBP) (b)	$4,310,815
	Beverages — 3.7%
31,434	Carlsberg A/S, Class B (DKK) (b)	3,978,844
106,642	Diageo PLC (GBP) (b)	2,786,850
		6,765,694
	Biotechnology — 1.6%
18,286	CSL Ltd. (AUD) (b)	2,878,027
	Broadline Retail — 1.9%
78,264	Wesfarmers Ltd. (AUD) (b)	3,548,025
	Capital Markets — 2.5%
15,574	Deutsche Boerse AG (EUR) (b)	4,595,274
	Chemicals — 3.4%
733	Givaudan S.A. (CHF) (b)	3,153,801
12,509	Sika AG (CHF) (b)	3,046,996
		6,200,797
	Consumer Staples Distribution & Retail — 4.0%
69,020	Alimentation Couche-Tard, Inc. (CAD)	3,403,877
28,713	Loblaw Cos., Ltd. (CAD)	4,023,671
		7,427,548
	Electrical Equipment — 1.8%
31,924	Legrand S.A. (EUR) (b)	3,380,876
	Financial Services — 2.0%
125,299	Investor AB, Class B (SEK) (b)	3,736,930
	Food Products — 2.0%
37,098	Nestle S.A. (CHF) (b)	3,748,999
	Health Care Equipment & Supplies — 1.6%
9,866	Sonova Holding AG (CHF) (b)	2,880,679
	Hotels, Restaurants & Leisure — 6.2%
50,268	Amadeus IT Group S.A. (EUR) (b)	3,849,686
94,279	Aristocrat Leisure Ltd. (AUD) (b)	3,812,947
112,341	Compass Group PLC (GBP) (b)	3,715,842
		11,378,475
	Insurance — 18.3%
11,157	Allianz SE (EUR) (b)	4,269,907
106,841	Great-West Lifeco, Inc. (CAD)	4,185,884
13,175	Hannover Rueck SE (EUR) (b)	3,926,923
6,720	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (b)	4,245,177
Shares	Description	Value

	Insurance (Continued)
317,900	QBE Insurance Group Ltd. (AUD) (b)	$4,392,487
404,659	Sampo Oyj, Class A (EUR) (b)	3,877,931
27,309	Swiss Re AG (CHF) (b)	4,647,415
6,048	Zurich Insurance Group AG (CHF) (b)	4,221,553
		33,767,277
	IT Services — 5.0%
18,397	Capgemini SE (EUR) (b)	2,764,306
31,690	CGI, Inc. (CAD)	3,163,604
113,700	Obic Co., Ltd. (JPY) (b)	3,278,314
		9,206,224
	Machinery — 6.2%
64,107	Kone Oyj, Class B (EUR) (b)	3,537,158
12,268	Schindler Holding AG (CHF) (b)	3,844,934
141,584	Volvo AB, Class B (SEK) (b)	4,153,842
		11,535,934
	Media — 1.7%
33,449	Publicis Groupe S.A. (EUR) (b)	3,155,878
	Metals & Mining — 3.6%
130,682	BHP Group Ltd. (AUD) (b)	3,170,764
56,603	Rio Tinto PLC (GBP) (b)	3,396,774
		6,567,538
	Oil, Gas & Consumable Fuels — 2.0%
56,907	TotalEnergies SE (EUR) (b)	3,666,699
	Personal Care Products — 3.7%
9,109	L’Oreal S.A. (EUR) (b)	3,385,761
58,531	Unilever PLC (GBP) (b)	3,492,390
		6,878,151
	Pharmaceuticals — 7.8%
23,670	AstraZeneca PLC (GBP) (b)	3,475,833
191,573	GSK PLC (GBP) (b)	3,661,016
31,587	Novartis AG (CHF) (b)	3,508,362
11,671	Roche Holding AG (CHF) (b)	3,841,249
		14,486,460
	Professional Services — 8.5%
111,901	Bureau Veritas S.A. (EUR) (b)	3,395,097
208,833	Computershare Ltd. (AUD) (b)	5,147,546
21,863	Thomson Reuters Corp. (CAD)	3,772,794
21,353	Wolters Kluwer N.V. (EUR) (b)	3,324,593
		15,640,030
	Software — 4.3%
1,147	Constellation Software, Inc. (CAD)	3,632,468
271,755	Sage Group (The) PLC (GBP) (b)	4,266,663
		7,899,131
See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail — 1.7%
63,817	Industria de Diseno Textil S.A. (EUR) (b)	$3,177,578
	Trading Companies & Distributors — 1.6%
79,072	Bunzl PLC (GBP) (b)	3,041,631
	Transportation Infrastructure — 2.1%
16,643	Aena SME S.A. (EUR) (b) (c) (d)	3,904,528
	Total Common Stocks	183,779,198
	(Cost $168,645,154)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 3/31/2040 (CAD) (b) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.0%
88,833	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (h)	88,833
	(Cost $88,833)

	Total Investments — 99.5%	183,868,031
	(Cost $168,733,987)
	Net Other Assets and Liabilities — 0.5%	894,282
	Net Assets — 100.0%	$184,762,313

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $161,596,900 or 87.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	31.8%
CHF	17.9
GBP	17.5
AUD	12.5
CAD	12.1
SEK	4.3
DKK	2.1
JPY	1.8
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.01%.

See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Country Allocation†	% of Net Assets
Switzerland	17.8%
United Kingdom	17.4
Australia	12.4
Canada	12.0
France	10.7
Germany	9.2
Spain	5.9
Sweden	4.3
Finland	4.0
Denmark	2.2
Netherlands	1.8
Japan	1.8
United States	0.0††
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Consumer Staples Distribution & Retail	$ 7,427,548	$ 7,427,548	$ —	$ —
Insurance	33,767,277	4,185,884	29,581,393	—
IT Services	9,206,224	3,163,604	6,042,620	—
Professional Services	15,640,030	3,772,794	11,867,236	—
Software	7,899,131	3,632,468	4,266,663	—
Other Industry Categories*	109,838,988	—	109,838,988	—
Warrants*	—	—	—	—**
Money Market Funds	88,833	88,833	—	—
Total Investments	$183,868,031	$22,271,131	$161,596,900	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.8%
172	Lockheed Martin Corp.	$76,834
	Beverages — 4.3%
1,384	Coca-Cola (The) Co.	99,122
553	PepsiCo, Inc.	82,917
		182,039
	Broadline Retail — 1.7%
377	Amazon.com, Inc. (a)	71,728
	Capital Markets — 2.0%
168	S&P Global, Inc.	85,361
	Commercial Services & Supplies — 1.8%
1,385	Copart, Inc. (a)	78,377
	Communications Equipment — 2.2%
1,480	Cisco Systems, Inc.	91,331
	Consumer Staples Distribution & Retail — 1.9%
913	Walmart, Inc.	80,152
	Electronic Equipment, Instruments & Components — 2.1%
649	Jabil, Inc.	88,309
	Financial Services — 4.5%
188	Berkshire Hathaway, Inc., Class B (a)	100,125
163	Mastercard, Inc., Class A	89,344
		189,469
	Health Care Equipment & Supplies — 2.0%
199	IDEXX Laboratories, Inc. (a)	83,570
	Health Care Providers & Services — 2.4%
151	McKesson Corp.	101,621
	Hotels, Restaurants & Leisure — 6.5%
293	McDonald’s Corp.	91,525
881	Starbucks Corp.	86,417
626	Yum! Brands, Inc.	98,507
		276,449
	Household Products — 6.4%
935	Colgate-Palmolive Co.	87,610
664	Kimberly-Clark Corp.	94,434
508	Procter & Gamble (The) Co.	86,573
		268,617
Shares	Description	Value

	Interactive Media & Services — 3.5%
441	Alphabet, Inc., Class C	$68,898
137	Meta Platforms, Inc., Class A	78,961
		147,859
	IT Services — 4.4%
239	Accenture PLC, Class A	74,577
434	VeriSign, Inc. (a)	110,180
		184,757
	Life Sciences Tools & Services — 1.9%
68	Mettler-Toledo International, Inc. (a)	80,302
	Machinery — 2.1%
876	Otis Worldwide Corp.	90,403
	Pharmaceuticals — 4.0%
109	Eli Lilly & Co.	90,024
489	Zoetis, Inc.	80,514
		170,538
	Professional Services — 4.3%
288	Automatic Data Processing, Inc.	87,993
614	Paychex, Inc.	94,728
		182,721
	Semiconductors & Semiconductor Equipment — 13.2%
507	Applied Materials, Inc.	73,576
473	Broadcom, Inc.	79,194
134	KLA Corp.	91,093
1,108	Lam Research Corp.	80,552
622	NVIDIA Corp.	67,412
543	QUALCOMM, Inc.	83,410
452	Texas Instruments, Inc.	81,225
		556,462
	Software — 8.5%
158	Adobe, Inc. (a)	60,598
281	Cadence Design Systems, Inc. (a)	71,467
884	Fortinet, Inc. (a)	85,094
193	Microsoft Corp.	72,450
486	Oracle Corp.	67,947
		357,556
	Specialty Retail — 8.2%
26	AutoZone, Inc. (a)	99,132
206	Home Depot (The), Inc.	75,497
324	Lowe’s Cos., Inc.	75,567
68	O’Reilly Automotive, Inc. (a)	97,415
		347,611
See Notes to Financial Statements

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 3.5%
352	Apple, Inc.	$78,190
2,510	HP, Inc.	69,502
		147,692
	Textiles, Apparel & Luxury Goods — 4.0%
1,100	NIKE, Inc., Class B	69,828
1,392	Tapestry, Inc.	98,011
		167,839
	Tobacco — 2.6%
684	Philip Morris International, Inc.	108,571

	Total Investments — 99.8%	4,216,168
	(Cost $4,220,305)
	Net Other Assets and Liabilities — 0.2%	10,395
	Net Assets — 100.0%	$4,226,563

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,216,168	$ 4,216,168	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
ASSETS:
Investments, at value - Unaffiliated	$2,657,993,134	$360,465,557	$86,587,632
Investments, at value - Affiliated	—	89,996,616	—
Total investments, at value	2,657,993,134	450,462,173	86,587,632
Cash	—	—	1,854
Foreign currency, at value	—	—	37,587
Receivables:
Dividends	4,804,558	1,474,783	576,241
Reclaims	510,428	—	328,867
Investment securities sold	—	—	—
Interest	—	—	—
Capital shares sold	—	—	34,283
Securities lending income	—	—	—
Total Assets	2,663,308,120	451,936,956	87,566,464

LIABILITIES:
Due to custodian	—	—	—
Payables:
Investment advisory fees	1,182,307	183,733	43,512
Investment securities purchased	—	—	50,295
Distributions to shareholders	—	—	3,500
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	—	—	—
Total Liabilities	1,182,307	183,733	97,307
NET ASSETS	$2,662,125,813	$451,753,223	$87,469,157

NET ASSETS consist of:
Paid-in capital	$2,453,545,526	$675,473,970	$92,603,914
Par value	362,050	276,500	51,000
Accumulated distributable earnings (loss)	208,218,237	(223,997,247)	(5,185,757)
NET ASSETS	$2,662,125,813	$451,753,223	$87,469,157
NET ASSET VALUE, per share	$73.53	$16.34	$17.15
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	36,205,000	27,650,002	5,100,002
Investments, at cost - Unaffiliated	$2,244,193,590	$326,732,301	$82,001,171
Investments, at cost - Affiliated	$—	$101,778,336	$—
Total investments, at cost	$2,244,193,590	$428,510,637	$82,001,171
Foreign currency, at cost (proceeds)	$—	$—	$37,584
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$13,366,390,303	$—	$73,658,216	$3,113,023,778	$277,206	$104,647
—	3,484,525,382	—	—	106,764,877	131,381,523
13,366,390,303	3,484,525,382	73,658,216	3,113,023,778	107,042,083	131,486,170
—	730,176,434	—	—	—	—
—	—	—	—	—	—

11,461,903	3,156	86,769	1,023,446	451	236,968
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	1,942	—	—
8,776,440	—	—	—	—	—
—	—	—	378	—	—
13,386,628,646	4,214,704,972	73,744,985	3,114,049,544	107,042,534	131,723,138

—	—	—	—	—	—

5,485,171	930,035	37,522	1,886,179	28,701	33,659
8,773,819	731,749,595	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	5,914	—	—
—	—	—	—	—	—
14,258,990	732,679,630	37,522	1,892,093	28,701	33,659
$13,372,369,656	$3,482,025,342	$73,707,463	$3,112,157,451	$107,013,833	$131,689,479

$12,516,917,301	$3,470,559,948	$92,955,995	$3,485,996,299	$248,923,592	$208,928,595
2,285,500	635,500	19,500	456,500	53,500	37,500
853,166,855	10,829,894	(19,268,032)	(374,295,348)	(141,963,259)	(77,276,616)
$13,372,369,656	$3,482,025,342	$73,707,463	$3,112,157,451	$107,013,833	$131,689,479
$58.51	$54.79	$37.80	$68.17	$20.00	$35.12
228,550,002	63,550,002	1,950,002	45,650,002	5,350,002	3,750,002
$12,336,614,895	$—	$71,188,785	$3,502,417,531	$277,206	$104,647
$—	$3,077,457,196	$—	$—	$98,898,075	$127,566,908
$12,336,614,895	$3,077,457,196	$71,188,785	$3,502,417,531	$99,175,281	$127,671,555
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
March 31, 2025 (Unaudited)

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
ASSETS:
Investments, at value - Unaffiliated	$7,802,704,195	$93,168,870	$439,997,252
Investments, at value - Affiliated	—	—	—
Total investments, at value	7,802,704,195	93,168,870	439,997,252
Cash	—	—	11,304
Foreign currency, at value	—	91,393	69,010
Receivables:
Dividends	9,377,183	187,987	633,063
Reclaims	—	285,311	159,899
Investment securities sold	—	—	—
Interest	—	—	—
Capital shares sold	1,673,775	—	—
Securities lending income	—	2,185	26,336
Total Assets	7,813,755,153	93,735,746	440,896,864

LIABILITIES:
Due to custodian	—	—	93,642
Payables:
Investment advisory fees	3,919,141	50,292	240,709
Investment securities purchased	1,673,731	—	—
Distributions to shareholders	—	—	—
Deferred foreign capital gains tax	—	44,766	—
Collateral for securities on loan	—	3,650,854	26,314,555
Other liabilities	—	—	—
Total Liabilities	5,592,872	3,745,912	26,648,906
NET ASSETS	$7,808,162,281	$89,989,834	$414,247,958

NET ASSETS consist of:
Paid-in capital	$8,036,038,053	$82,878,374	$551,176,770
Par value	2,332,500	18,500	102,000
Accumulated distributable earnings (loss)	(230,208,272)	7,092,960	(137,030,812)
NET ASSETS	$7,808,162,281	$89,989,834	$414,247,958
NET ASSET VALUE, per share	$33.48	$48.64	$40.61
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	233,250,002	1,850,002	10,200,002
Investments, at cost - Unaffiliated	$7,448,827,819	$83,917,456	$459,600,844
Investments, at cost - Affiliated	$—	$—	$—
Total investments, at cost	$7,448,827,819	$83,917,456	$459,600,844
Foreign currency, at cost (proceeds)	$—	$91,732	$69,392
Securities on loan, at value	$—	$3,533,548	$25,014,706
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust International Developed Capital Strength® ETF (FICS)	First Trust S&P 500 Economic Moat ETF (EMOT)

$58,597,573	$28,422,169	$183,868,031	$4,216,168
—	—	—	—
58,597,573	28,422,169	183,868,031	4,216,168
4	—	279	7,916
—	—	162,816	—

50,762	17,236	563,710	4,659
—	—	306,111	—
—	925,670	—	—
—	—	—	—
—	—	—	—
—	—	—	—
58,648,339	29,365,075	184,900,947	4,228,743

—	—	—	—

29,476	14,532	109,514	2,180
—	936,038	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	29,120	—
29,476	950,570	138,634	2,180
$58,618,863	$28,414,505	$184,762,313	$4,226,563

$74,079,771	$40,363,541	$172,991,223	$4,102,139
16,500	10,000	50,500	2,000
(15,477,408)	(11,959,036)	11,720,590	122,424
$58,618,863	$28,414,505	$184,762,313	$4,226,563
$35.53	$28.41	$36.59	$21.13
1,650,002	1,000,002	5,050,002	200,002
$51,268,328	$28,398,836	$168,733,987	$4,220,305
$—	$—	$—	$—
$51,268,328	$28,398,836	$168,733,987	$4,220,305
$—	$—	$162,611	$—
$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
INVESTMENT INCOME:
Dividends - Unaffiliated	$32,935,891	$9,628,229	$1,431,454
Dividends - Affiliated	—	2,776,485	—
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(1,183,666)	—	(168,311)
Total investment income	31,752,225	12,404,714	1,263,143

EXPENSES:
Investment advisory fees	7,189,985	1,344,336	242,103
Other expenses	—	—	—
Total expenses	7,189,985	1,344,336	242,103
Less fees waived by the investment advisor	—	(271,078)	—
Net expenses	7,189,985	1,073,258	242,103
NET INVESTMENT INCOME (LOSS)	24,562,240	11,331,456	1,021,040

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(8,720,417)	7,547,966	2,018,727
Investments - Affiliated	—	(509,029)	—
In-kind redemptions - Unaffiliated	91,242,080	1,498,822	—
In-kind redemptions - Affiliated	—	34,815	—
Distribution of capital gains from investment companies - Affiliated	—	—	—
Foreign currency transactions	(10,021)	—	(16,875)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	82,511,642	8,572,574	2,001,852
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(325,554,483)	(10,660,710)	(3,939,786)
Investments - Affiliated	—	(1,528,880)	—
Foreign currency translation	(10,327)	—	(11,076)
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	(325,564,810)	(12,189,590)	(3,950,862)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(243,053,168)	(3,617,016)	(1,949,010)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(218,490,928)	$7,714,440	$(927,970)
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$142,846,099	$55,902	$1,021,962	$14,733,695	$5,236	$2,565
—	11,673,286	—	—	1,824,979	950,981
—	—	—	4,381	—	—
—	—	(3,268)	—	—	—
142,846,099	11,729,188	1,018,694	14,738,076	1,830,215	953,546

31,043,824	5,723,692	213,910	9,891,379	233,423	212,780
—	—	—	—	—	—
31,043,824	5,723,692	213,910	9,891,379	233,423	212,780
—	—	—	—	—	—
31,043,824	5,723,692	213,910	9,891,379	233,423	212,780
111,802,275	6,005,496	804,784	4,846,697	1,596,792	740,766

(305,502,880)	—	5,277,106	(52,179,991)	—	—
—	216,878,607	—	—	4,441,025	6,304,821
1,042,654,242	—	696,484	184,719,423	—	—
—	113,176,802	—	—	9,834,131	5,727,113
—	—	—	—	145,159	—
—	—	—	—	—	—
—	—	—	—	—	—
737,151,362	330,055,409	5,973,590	132,539,432	14,420,315	12,031,934

(946,678,107)	—	(4,715,942)	(593,861,104)	—	—
—	(569,261,163)	—	—	(26,477,359)	(14,827,313)
—	—	—	—	—	—
—	—	—	—	—	—
(946,678,107)	(569,261,163)	(4,715,942)	(593,861,104)	(26,477,359)	(14,827,313)
(209,526,745)	(239,205,754)	1,257,648	(461,321,672)	(12,057,044)	(2,795,379)
$(97,724,470)	$(233,200,258)	$2,062,432	$(456,474,975)	$(10,460,252)	$(2,054,613)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Six Months Ended March 31, 2025 (Unaudited)

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
INVESTMENT INCOME:
Dividends - Unaffiliated	$94,535,464	$1,129,371	$1,416,747
Dividends - Affiliated	—	—	—
Securities lending income (net of fees)	—	5,896	1,188,761
Foreign withholding tax	(403,059)	(84,892)	(134,831)
Total investment income	94,132,405	1,050,375	2,470,677

EXPENSES:
Investment advisory fees	22,030,975	304,950	1,479,397
Other expenses	—	32	—
Total expenses	22,030,975	304,982	1,479,397
Less fees waived by the investment advisor	—	—	—
Net expenses	22,030,975	304,982	1,479,397
NET INVESTMENT INCOME (LOSS)	72,101,430	745,393	991,280

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(456,283,229)	(145,372)	(22,564,017)
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	45,892,207	4,599,474	7,222,500
In-kind redemptions - Affiliated	—	—	—
Distribution of capital gains from investment companies - Affiliated	—	—	—
Foreign currency transactions	—	(8,909)	(5,557)
Foreign capital gains tax	—	(10,198)	—
Net realized gain (loss)	(410,391,022)	4,434,995	(15,347,074)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(353,854,330)	(2,236,104)	(17,326,288)
Investments - Affiliated	—	—	—
Foreign currency translation	—	(9,053)	(3,936)
Deferred foreign capital gains tax	—	36,587	—
Net change in unrealized appreciation (depreciation)	(353,854,330)	(2,208,570)	(17,330,224)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(764,245,352)	2,226,425	(32,677,298)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(692,143,922)	$2,971,818	$(31,686,018)
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust International Developed Capital Strength® ETF (FICS)	First Trust S&P 500 Economic Moat ETF (EMOT)

$488,317	$226,320	$1,870,141	$25,122
—	—	—	—
—	—	—	—
—	(1,528)	(153,786)	—
488,317	224,792	1,716,355	25,122

168,494	91,686	579,448	11,054
—	—	—	—
168,494	91,686	579,448	11,054
—	—	—	—
168,494	91,686	579,448	11,054
319,823	133,106	1,136,907	14,068

4,057,278	849,927	(1,256,495)	(46,855)
—	—	—	—
—	308,788	6,694,474	167,916
—	—	—	—
—	—	—	—
—	—	(7,597)	—
—	—	—	—
4,057,278	1,158,715	5,430,382	121,061

(421,282)	(3,569,218)	(7,382,154)	(118,747)
—	—	—	—
—	—	(15,114)	—
—	—	—	—
(421,282)	(3,569,218)	(7,397,268)	(118,747)
3,635,996	(2,410,503)	(1,966,886)	2,314
$3,955,819	$(2,277,397)	$(829,979)	$16,382
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$24,562,240	$43,982,518	$11,331,456	$21,370,028
Net realized gain (loss)	82,511,642	316,892,106	8,572,574	19,258,015
Net change in unrealized appreciation (depreciation)	(325,564,810)	523,570,526	(12,189,590)	41,219,592
Net increase (decrease) in net assets resulting from operations	(218,490,928)	884,445,150	7,714,440	81,847,635

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(25,911,342)	(44,002,035)	(14,681,951)	(28,022,932)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	220,606,903	1,029,139,551	29,726,057	35,920,855
Cost of shares redeemed	(191,247,052)	(932,583,064)	(10,543,777)	(63,490,799)
Net increase (decrease) in net assets resulting from shareholder transactions	29,359,851	96,556,487	19,182,280	(27,569,944)
Total increase (decrease) in net assets	(215,042,419)	936,999,602	12,214,769	26,254,759

NET ASSETS:
Beginning of period	2,877,168,232	1,940,168,630	439,538,454	413,283,695
End of period	$2,662,125,813	$2,877,168,232	$451,753,223	$439,538,454

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	35,855,000	34,605,000	26,500,002	28,300,002
Shares sold	2,850,000	13,950,000	1,800,000	2,300,000
Shares redeemed	(2,500,000)	(12,700,000)	(650,000)	(4,100,000)
Shares outstanding, end of period	36,205,000	35,855,000	27,650,002	26,500,002
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust Rising Dividend Achievers ETF (RDVY)		First Trust Dorsey Wright Focus 5 ETF (FV)
Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024

$1,021,040	$3,077,482	$111,802,275	$189,387,462	$6,005,496	$5,739,339
2,001,852	(1,792,787)	737,151,362	594,403,665	330,055,409	45,376,032
(3,950,862)	16,230,789	(946,678,107)	1,871,550,758	(569,261,163)	877,521,933
(927,970)	17,515,484	(97,724,470)	2,655,341,885	(233,200,258)	928,637,304

(1,212,420)	(3,237,346)	(120,592,021)	(192,223,542)	(6,431,380)	(5,963,670)

6,738,345	6,267,173	5,277,575,906	4,743,005,656	748,668,402	117,865,997
—	(9,489,100)	(3,778,302,226)	(3,045,340,247)	(804,603,888)	(363,011,563)
6,738,345	(3,221,927)	1,499,273,680	1,697,665,409	(55,935,486)	(245,145,566)
4,597,955	11,056,211	1,280,957,189	4,160,783,752	(295,567,124)	677,528,068

82,871,202	71,814,991	12,091,412,467	7,930,628,715	3,777,592,466	3,100,064,398
$87,469,157	$82,871,202	$13,372,369,656	$12,091,412,467	$3,482,025,342	$3,777,592,466

4,700,002	4,900,002	204,250,002	172,650,002	64,900,002	70,100,002
400,000	400,000	88,600,000	88,100,000	13,250,000	2,250,000
—	(600,000)	(64,300,000)	(56,500,000)	(14,600,000)	(7,450,000)
5,100,002	4,700,002	228,550,002	204,250,002	63,550,002	64,900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$804,784	$1,276,783	$4,846,697	$1,837,617
Net realized gain (loss)	5,973,590	5,352,067	132,539,432	141,735,986
Net change in unrealized appreciation (depreciation)	(4,715,942)	7,631,400	(593,861,104)	174,920,365
Net increase (decrease) in net assets resulting from operations	2,062,432	14,260,250	(456,474,975)	318,493,968

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(874,591)	(1,311,947)	(5,390,910)	(2,130,376)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,661,325	22,343,436	2,721,935,507	1,433,118,700
Cost of shares redeemed	(5,802,969)	(16,288,975)	(840,557,539)	(554,584,830)
Net increase (decrease) in net assets resulting from shareholder transactions	11,858,356	6,054,461	1,881,377,968	878,533,870
Total increase (decrease) in net assets	13,046,197	19,002,764	1,419,512,083	1,194,897,462

NET ASSETS:
Beginning of period	60,661,266	41,658,502	1,692,645,368	497,747,906
End of period	$73,707,463	$60,661,266	$3,112,157,451	$1,692,645,368

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,500,002	22,700,002	9,650,002
Shares sold	450,000	650,000	33,750,000	21,300,000
Shares redeemed	(150,000)	(500,000)	(10,800,000)	(8,250,000)
Shares outstanding, end of period	1,950,002	1,650,002	45,650,002	22,700,002
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)		First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)		First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024

$1,596,792	$4,257,699	$740,766	$2,484,062	$72,101,430	$72,756,253
14,420,315	3,048,227	12,031,934	(88,934)	(410,391,022)	138,722,593
(26,477,359)	26,797,044	(14,827,313)	22,490,384	(353,854,330)	680,848,199
(10,460,252)	34,102,970	(2,054,613)	24,885,512	(692,143,922)	892,327,045

(1,684,800)	(4,261,106)	(544,750)	(2,486,081)	(74,617,401)	(68,669,012)

—	27,914,399	3,586,135	15,805,451	2,668,042,804	5,265,289,231
(79,673,427)	(88,721,348)	(23,736,431)	(87,164,707)	(215,202,700)	(1,435,816,272)
(79,673,427)	(60,806,949)	(20,150,296)	(71,359,256)	2,452,840,104	3,829,472,959
(91,818,479)	(30,965,085)	(22,749,659)	(48,959,825)	1,686,078,781	4,653,130,992

198,832,312	229,797,397	154,439,138	203,398,963	6,122,083,500	1,468,952,508
$107,013,833	$198,832,312	$131,689,479	$154,439,138	$7,808,162,281	$6,122,083,500

9,450,002	12,900,002	4,300,002	6,500,002	168,350,002	52,050,002
—	1,500,000	100,000	500,000	71,150,000	159,650,000
(4,100,000)	(4,950,000)	(650,000)	(2,700,000)	(6,250,000)	(43,350,000)
5,350,002	9,450,002	3,750,002	4,300,002	233,250,002	168,350,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Indxx Innovative Transaction & Process ETF (LEGR)		First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$745,393	$2,517,658	$991,280	$1,346,646
Net realized gain (loss)	4,434,995	5,672,960	(15,347,074)	8,717,611
Net change in unrealized appreciation (depreciation)	(2,208,570)	19,456,910	(17,330,224)	21,410,540
Net increase (decrease) in net assets resulting from operations	2,971,818	27,647,528	(31,686,018)	31,474,797

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(640,471)	(2,543,302)	(2,196,550)	(1,354,840)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	6,909,663	27,920,110	190,788,005
Cost of shares redeemed	(18,861,563)	(19,836,939)	(33,456,543)	(183,516,817)
Net increase (decrease) in net assets resulting from shareholder transactions	(18,861,563)	(12,927,276)	(5,536,433)	7,271,188
Total increase (decrease) in net assets	(16,530,216)	12,176,950	(39,419,001)	37,391,145

NET ASSETS:
Beginning of period	106,520,050	94,343,100	453,666,959	416,275,814
End of period	$89,989,834	$106,520,050	$414,247,958	$453,666,959

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,250,002	2,550,002	10,350,002	10,300,002
Shares sold	—	150,000	600,000	4,350,000
Shares redeemed	(400,000)	(450,000)	(750,000)	(4,300,000)
Shares outstanding, end of period	1,850,002	2,250,002	10,200,002	10,350,002
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)		First Trust International Developed Capital Strength® ETF (FICS)
Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024	Six Months Ended 3/31/2025 (Unaudited)	Year Ended 9/30/2024

$319,823	$329,224	$133,106	$336,318	$1,136,907	$1,685,768
4,057,278	4,709,290	1,158,715	4,469,246	5,430,382	(2,101,473)
(421,282)	8,736,893	(3,569,218)	3,023,324	(7,397,268)	24,884,634
3,955,819	13,775,407	(2,277,397)	7,828,888	(829,979)	24,468,929

(321,915)	(406,865)	(185,601)	(302,515)	(1,609,676)	(1,977,261)

3,596,232	32,929,216	1,623,293	31,085,181	68,886,127	91,759,759
—	(52,313,744)	(3,108,050)	(26,796,190)	(38,656,084)	(26,509,703)
3,596,232	(19,384,528)	(1,484,757)	4,288,991	30,230,043	65,250,056
7,230,136	(6,015,986)	(3,947,755)	11,815,364	27,790,388	87,741,724

51,388,727	57,404,713	32,362,260	20,546,896	156,971,925	69,230,201
$58,618,863	$51,388,727	$28,414,505	$32,362,260	$184,762,313	$156,971,925

1,550,002	2,300,002	1,050,002	900,002	4,200,002	2,300,002
100,000	1,100,000	50,000	1,100,000	1,900,000	2,700,000
—	(1,850,000)	(100,000)	(950,000)	(1,050,000)	(800,000)
1,650,002	1,550,002	1,000,002	1,050,002	5,050,002	4,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust S&P 500 Economic Moat ETF (EMOT)
	Six Months Ended 3/31/2025 (Unaudited)	Period Ended 9/30/2024 (a)
OPERATIONS:
Net investment income (loss)	$14,068	$3,085
Net realized gain (loss)	121,061	47
Net change in unrealized appreciation (depreciation)	(118,747)	114,610
Net increase (decrease) in net assets resulting from operations	16,382	117,742

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(11,700)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,095,163	3,065,197
Cost of shares redeemed	(1,056,221)	—
Net increase (decrease) in net assets resulting from shareholder transactions	1,038,942	3,065,197
Total increase (decrease) in net assets	1,043,624	3,182,939

NET ASSETS:
Beginning of period	3,182,939	—
End of period	$4,226,563	$3,182,939

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	—
Shares sold	100,000	150,002
Shares redeemed	(50,000)	—
Shares outstanding, end of period	200,002	150,002

(a)	Inception date is June 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$80.24	$56.07	$43.61	$56.42	$43.84	$40.09
Income from investment operations:
Net investment income (loss)	0.68 (a)	1.26 (a)	1.07 (a)	1.24	1.10	0.93
Net realized and unrealized gain (loss)	(6.67)	24.16	12.47	(12.83)	12.55	3.77
Total from investment operations	(5.99)	25.42	13.54	(11.59)	13.65	4.70
Distributions paid to shareholders from:
Net investment income	(0.72)	(1.25)	(1.08)	(1.22)	(1.07)	(0.95)
Net asset value, end of period	$73.53	$80.24	$56.07	$43.61	$56.42	$43.84
Total return (b)	(7.50)%	45.65%	31.22%	(20.93)%	31.29%	11.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,662,126	$2,877,168	$1,940,169	$1,430,611	$1,613,767	$1,245,277
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.70% (c)	1.83%	2.02%	2.26%	2.08%	2.28%
Portfolio turnover rate (d)	10%	36%	43%	36%	38%	49%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.59	$14.60	$14.41	$16.35	$13.52	$18.43
Income from investment operations:
Net investment income (loss)	0.41 (a)	0.78 (a)	0.77 (a)	0.72	0.49	0.57
Net realized and unrealized gain (loss)	(0.12)	2.24	0.38	(1.67)	3.18	(4.52)
Total from investment operations	0.29	3.02	1.15	(0.95)	3.67	(3.95)
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.03)	(0.73)	(0.97)	(0.64)	(0.79)
Return of capital	—	—	(0.23)	(0.02)	(0.20)	(0.17)
Total distributions	(0.54)	(1.03)	(0.96)	(0.99)	(0.84)	(0.96)
Net asset value, end of period	$16.34	$16.59	$14.60	$14.41	$16.35	$13.52
Total return (b)	1.75%	21.26%	8.05%	(6.25)%	27.50%	(21.89)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$451,753	$439,538	$413,284	$446,101	$470,203	$440,726
Ratio of total expenses to average net assets (c)	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (c)	0.48% (d)	0.48%	0.48%	0.48%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets (c)	5.06% (d)	5.01%	5.16%	4.40%	3.03%	3.86%
Portfolio turnover rate (e)	28%	73%	76%	85%	100%	106%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.63	$14.66	$13.72	$17.56	$14.15	$17.11
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.64 (a)	0.75 (a)	0.71	0.62	0.64
Net realized and unrealized gain (loss)	(0.44)	3.02	0.86	(3.85)	3.43	(2.93)
Total from investment operations	(0.23)	3.66	1.61	(3.14)	4.05	(2.29)
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.69)	(0.67)	(0.70)	(0.64)	(0.67)
Net asset value, end of period	$17.15	$17.63	$14.66	$13.72	$17.56	$14.15
Total return (b)	(1.23)%	25.48%	11.60%	(18.39)%	28.79%	(13.62)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$87,469	$82,871	$71,815	$43,912	$42,139	$18,390
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.53% (c)	4.05%	4.84%	4.39%	4.10%	4.03%
Portfolio turnover rate (d)	47%	57%	63%	47%	57%	81%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$59.20	$45.93	$38.83	$47.47	$32.67	$31.82
Income from investment operations:
Net investment income (loss)	0.52 (a)	1.01 (a)	1.08 (a)	0.82	0.59	0.58
Net realized and unrealized gain (loss)	(0.66)	13.28	7.13	(8.70)	14.79	0.86
Total from investment operations	(0.14)	14.29	8.21	(7.88)	15.38	1.44
Distributions paid to shareholders from:
Net investment income	(0.55)	(1.02)	(1.11)	(0.76)	(0.58)	(0.59)
Net asset value, end of period	$58.51	$59.20	$45.93	$38.83	$47.47	$32.67
Total return (b)	(0.24)%	31.31%	21.22%	(16.76)%	47.21%	4.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,372,370	$12,091,412	$7,930,629	$7,290,775	$5,739,655	$1,292,097
Ratio of total expenses to average net assets	0.47% (c)	0.48%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.71% (c)	1.91%	2.36%	1.85%	1.43%	1.89%
Portfolio turnover rate (d)	50%	57%	57%	59%	45%	62%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$58.21	$44.22	$41.09	$45.78	$34.10	$29.63
Income from investment operations:
Net investment income (loss)	0.09 (a)	0.09 (a)	0.41 (a)	0.46	0.02	0.09
Net realized and unrealized gain (loss)	(3.41)	13.99	3.15	(4.71)	11.68	4.49
Total from investment operations	(3.32)	14.08	3.56	(4.25)	11.70	4.58
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.09)	(0.43)	(0.44)	(0.02)	(0.11)
Net asset value, end of period	$54.79	$58.21	$44.22	$41.09	$45.78	$34.10
Total return (b)	(5.71)%	31.86%	8.63%	(9.32)%	34.31%	15.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,482,025	$3,777,592	$3,100,064	$2,592,805	$2,694,187	$2,047,492
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	0.31% (d)	0.16%	0.88%	1.01%	0.04%	0.30%
Portfolio turnover rate (e)	42%	0%	103%	81%	20%	72%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.76	$27.77	$26.84	$31.09	$21.06	$26.07
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.87 (a)	1.08 (a)	0.88	0.73	0.68
Net realized and unrealized gain (loss)	1.07	9.02	0.93	(4.22)	10.01	(4.95)
Total from investment operations	1.51	9.89	2.01	(3.34)	10.74	(4.27)
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.90)	(1.08)	(0.91)	(0.71)	(0.74)
Net asset value, end of period	$37.80	$36.76	$27.77	$26.84	$31.09	$21.06
Total return (b)	4.11%	36.01%	7.48%	(11.08)%	51.29%	(16.49)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$73,707	$60,661	$41,659	$67,100	$38,863	$29,484
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.26% (c)	2.71%	3.75%	3.00%	2.54%	2.81%
Portfolio turnover rate (d)	73%	173%	197%	172%	186%	193%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$74.57	$51.58	$38.20	$40.84	$25.68	$26.76
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.13 (a)	0.15 (a)	0.04	0.03	(0.03)
Net realized and unrealized gain (loss)	(6.40)	22.99	13.37	(2.66)	15.16	(0.98)
Total from investment operations	(6.27)	23.12	13.52	(2.62)	15.19	(1.01)
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.13)	(0.14)	(0.02)	(0.03)	(0.07)
Net asset value, end of period	$68.17	$74.57	$51.58	$38.20	$40.84	$25.68
Total return (b)	(8.42)%	44.86%	35.41%	(6.41)%	59.15%	(3.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,112,157	$1,692,645	$497,748	$169,984	$220,549	$47,513
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.34% (c)	0.20%	0.30%	0.10%	0.07%	(0.18)%
Portfolio turnover rate (d)	31%	75%	48%	37%	35%	45%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.04	$17.81	$16.09	$22.74	$18.83	$19.07
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.43 (a)	0.58 (a)	0.64	0.20	0.56
Net realized and unrealized gain (loss)	(1.05)	3.23	1.67	(6.66)	3.93	(0.23)
Total from investment operations	(0.85)	3.66	2.25	(6.02)	4.13	0.33
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.43)	(0.53)	(0.63)	(0.22)	(0.57)
Net asset value, end of period	$20.00	$21.04	$17.81	$16.09	$22.74	$18.83
Total return (b)	(4.02)%	20.76%	14.03%	(26.89)%	21.91%	1.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$107,014	$198,832	$229,797	$139,212	$264,970	$218,452
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	2.05% (d)	2.22%	3.29%	2.92%	0.87%	3.19%
Portfolio turnover rate (e)	59%	42%	65%	104%	66%	29%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.92	$31.29	$33.40	$35.14	$26.17	$26.45
Income from investment operations:
Net investment income (loss)	0.19 (a)	0.49 (a)	0.64 (a)	0.31	0.01	0.13
Net realized and unrealized gain (loss)	(0.85)	4.64	(2.10)	(1.77)	8.97	(0.25)
Total from investment operations	(0.66)	5.13	(1.46)	(1.46)	8.98	(0.12)
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.50)	(0.65)	(0.28)	(0.01)	(0.16)
Net asset value, end of period	$35.12	$35.92	$31.29	$33.40	$35.14	$26.17
Total return (b)	(1.83)%	16.48%	(4.49)%	(4.18)%	34.32%	(0.46)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$131,689	$154,439	$203,399	$230,480	$212,609	$223,754
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	1.04% (d)	1.48%	1.87%	0.91%	0.02%	0.54%
Portfolio turnover rate (e)	92%	200%	294%	164%	20%	225%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.37	$28.22	$23.09	$28.28	$18.27	$20.37
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.66 (a)	0.70 (a)	0.51	0.36	0.33
Net realized and unrealized gain (loss)	(2.90)	8.07	5.10	(5.21)	9.99	(2.08)
Total from investment operations	(2.55)	8.73	5.80	(4.70)	10.35	(1.75)
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.58)	(0.67)	(0.49)	(0.34)	(0.35)
Net asset value, end of period	$33.48	$36.37	$28.22	$23.09	$28.28	$18.27
Total return (b)	(7.04)%	31.07%	25.25%	(16.78)%	56.77%	(8.56)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,808,162	$6,122,084	$1,468,953	$819,621	$210,673	$10,050
Ratio of total expenses to average net assets	0.58% (c)	0.59%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.91% (c)	1.99%	2.56%	2.25%	1.77%	1.83%
Portfolio turnover rate (d)	67%	64%	58%	86%	36%	76%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.34	$37.00	$30.34	$42.07	$31.32	$29.32
Income from investment operations:
Net investment income (loss)	0.38 (a)	1.03 (a)	0.93 (a)	1.15	0.61	0.35
Net realized and unrealized gain (loss)	1.27	10.37	6.70	(11.75)	10.70	2.02
Total from investment operations	1.65	11.40	7.63	(10.60)	11.31	2.37
Distributions paid to shareholders from:
Net investment income	(0.35)	(1.06)	(0.97)	(1.13)	(0.56)	(0.37)
Net asset value, end of period	$48.64	$47.34	$37.00	$30.34	$42.07	$31.32
Total return (b)	3.50%	31.08%	25.13%	(25.55)%	36.13%	8.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$89,990	$106,520	$94,343	$100,130	$132,512	$42,280
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.59% (c)	2.47%	2.55%	2.94%	1.84%	1.12%
Portfolio turnover rate (d)	7%	17%	17%	23%	46%	25%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.83	$40.42	$33.64	$53.30	$38.89	$31.51
Income from investment operations:
Net investment income (loss)	0.10 (a)	0.12 (a)	0.13 (a)	0.08	0.05	0.04
Net realized and unrealized gain (loss)	(3.10)	3.40	6.78	(19.67) (b)	14.44	7.39
Total from investment operations	(3.00)	3.52	6.91	(19.59)	14.49	7.43
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.11)	(0.13)	(0.07)	(0.08)	(0.05)
Net asset value, end of period	$40.61	$43.83	$40.42	$33.64	$53.30	$38.89
Total return (c)	(6.89)%	8.75%	20.51%	(36.76)% (b)	37.27%	23.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$414,248	$453,667	$416,276	$173,248	$266,492	$120,549
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.44% (d)	0.28%	0.33%	0.17%	0.10%	0.15%
Portfolio turnover rate (e)	24%	43%	46%	36%	31%	34%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $1,987 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.15	$24.96	$23.96	$27.53	$22.46	$22.81
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.20 (a)	0.34 (a)	0.32	0.10	0.28
Net realized and unrealized gain (loss)	2.38	8.24	1.02	(3.60)	5.06	(0.30)
Total from investment operations	2.58	8.44	1.36	(3.28)	5.16	(0.02)
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.25)	(0.36)	(0.29)	(0.09)	(0.33)
Net asset value, end of period	$35.53	$33.15	$24.96	$23.96	$27.53	$22.46
Total return (b)	7.79%	33.95%	5.64%	(12.02)%	22.98%	0.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,619	$51,389	$57,405	$81,454	$121,114	$124,674
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.14% (c)	0.68%	1.33%	1.04%	0.36%	1.21%
Portfolio turnover rate (d)	65%	122%	150%	169%	136%	187%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.82	$22.83	$20.39	$23.51	$15.07	$18.52
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.35 (a)	0.40 (a)	0.40	0.29	0.25
Net realized and unrealized gain (loss)	(2.35)	7.95	2.45	(3.11)	8.42	(3.44)
Total from investment operations	(2.22)	8.30	2.85	(2.71)	8.71	(3.19)
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.31)	(0.41)	(0.41)	(0.27)	(0.26)
Net asset value, end of period	$28.41	$30.82	$22.83	$20.39	$23.51	$15.07
Total return (b)	(7.23)%	36.49%	14.03%	(11.71)%	57.98%	(17.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,415	$32,362	$20,547	$19,369	$25,864	$14,320
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.87% (c)	1.27%	1.75%	1.64%	1.68%	1.56%
Portfolio turnover rate (d)	108%	155%	223%	230%	195%	205%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Developed Capital Strength® ETF (FICS)

	Six Months Ended 3/31/2025 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$37.37	$30.10	$25.86	$34.04	$30.09
Income from investment operations:
Net investment income (loss)	0.24 (b)	0.55 (b)	0.45 (b)	0.57	0.36
Net realized and unrealized gain (loss)	(0.68)	7.28	4.15	(8.16)	3.93
Total from investment operations	(0.44)	7.83	4.60	(7.59)	4.29
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.56)	(0.36)	(0.59)	(0.34)
Net asset value, end of period	$36.59	$37.37	$30.10	$25.86	$34.04
Total return (c)	(1.15)%	26.15%	17.74%	(22.50)%	14.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$184,762	$156,972	$69,230	$19,396	$10,213
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	1.37% (d)	1.62%	1.47%	2.10%	1.29% (d)
Portfolio turnover rate (e)	25%	58%	59%	77%	23%

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Economic Moat ETF (EMOT)

	Six Months Ended 3/31/2025 (Unaudited)	Period Ended 9/30/2024 (a)

Net asset value, beginning of period	$21.22	$19.97
Income from investment operations:
Net investment income (loss) (b)	0.08	0.04
Net realized and unrealized gain (loss)	(0.09) (c)	1.21
Total from investment operations	(0.01)	1.25
Distributions paid to shareholders from:
Net investment income	(0.08)	—
Net asset value, end of period	$21.13	$21.22
Total return (d)	(0.05)%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,227	$3,183
Ratio of total expenses to average net assets	0.60% (e)	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.76% (e)	0.83% (e)
Portfolio turnover rate (f)	10%	0%

(a)	Inception date is June 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the sixteen funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of EMOT which is listed and traded on NYSE Arca, Inc.

First Trust NASDAQ Technology Dividend Index Fund – (ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (ticker “FID”)
First Trust Rising Dividend Achievers ETF – (ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (ticker “FV”)
First Trust Dorsey Wright Momentum & Dividend ETF – (ticker “DDIV”)
First Trust RBA American Industrial Renaissance® ETF – (ticker “AIRR”)
First Trust Dorsey Wright International Focus 5 ETF – (ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (ticker “FVC”)
First Trust SMID Cap Rising Dividend Achievers ETF – (ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (ticker “ROBT”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (ticker “DVOL”)
First Trust Dorsey Wright Momentum & Value ETF – (ticker “DVLU”)
First Trust International Developed Capital Strength® ETF – (ticker “FICS”)
First Trust S&P 500 Economic Moat ETF – (ticker “EMOT”)
Each of TDIV and EMOT operates as a non-diversified series of the Trust. Each of MDIV, FID, RDVY, FV, DDIV, AIRR, IFV, FVC, SDVY, LEGR, ROBT, DVOL, DVLU and FICS operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq Technology DividendTM Index
Multi-Asset Diversified Income Index Fund	Nasdaq US Multi-Asset Diversified IncomeTM Index
First Trust S&P International Dividend Aristocrats ETF	S&P International Dividend Aristocrats Index
First Trust Rising Dividend Achievers ETF	Nasdaq US Rising Dividend AchieversTM Index
First Trust Dorsey Wright Focus 5 ETF	Dorsey Wright Focus FiveTM Index
First Trust Dorsey Wright Momentum & Dividend ETF	Dorsey Wright Momentum Plus Dividend YieldTM Index
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors American Industrial Renaissance® Index
First Trust Dorsey Wright International Focus 5 ETF	Dorsey Wright International Focus FiveTM Index
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey Wright Focus FiveTM Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and RoboticsTM Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low VolatilityTM Index
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus ValueTM Index
First Trust International Developed Capital Strength® ETF	The International Developed Capital StrengthTM Index
First Trust S&P 500 Economic Moat ETF	S&P 500® Economic Moat Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in MDIV at March 31, 2025, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust Tactical High Yield ETF	2,192,900	$87,577,276	$9,355,780	$(4,933,346)	$(1,528,880)	$(474,214)	$89,996,616	$2,776,485
Amounts relating to investments in affiliated funds in FV at March 31, 2025, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$714,658,465	$180,641,213	$(819,423,193)	$(155,123,216)	$79,246,731	$—	$3,868,773
First Trust Dow Jones Internet Index Fund	3,033,733	750,709,845	153,258,613	(273,271,736)	6,192,158	37,054,906	673,943,786	—
First Trust Financials AlphaDEX® Fund	13,297,814	—	950,289,151	(199,919,260)	(33,222,173)	(12,363,576)	704,784,142	3,544,076
First Trust Industrials/Producer Durables AlphaDEX® Fund	10,073,315	772,216,452	147,905,562	(154,950,481)	(68,532,985)	4,867,109	701,505,657	2,847,364
First Trust Nasdaq Semiconductor ETF	—	781,027,470	561,882	(756,235,073)	(250,912,602)	225,558,323	—	1,379,913

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Security Name	Shares at 3/31/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust NASDAQ- 100- Technology Sector Index Fund	3,847,042	$755,315,794	$174,390,981	$(185,194,145)	$(72,511,937)	$(4,308,084)	$667,692,609	$33,160
First Trust Utilities AlphaDEX® Fund	17,961,453	—	731,749,596	—	4,849,592	—	736,599,188	—
		$3,773,928,026	$2,338,796,998	$(2,388,993,888)	$(569,261,163)	$330,055,409	$3,484,525,382	$11,673,286
Amounts relating to investments in affiliated funds in IFV at March 31, 2025, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust China AlphaDEX® Fund	1,008,604	$—	$36,546,785	$(16,017,703)	$715,807	$(124,721)	$21,120,168	$65,344
First Trust Dow Jones Global Select Dividend Index Fund	—	—	25,980,672	(27,097,230)	—	1,116,558	—	—
First Trust Eurozone AlphaDEX® ETF	463,851	39,061,429	23,823,115	(38,681,509)	(2,044,199)	(599,042)	21,559,794	56,126
First Trust India NIFTY 50 Equal Weight ETF	406,764	40,210,267	3,742,777	(15,557,904)	(9,140,443)	3,426,464	22,681,161	316,535
First Trust Japan AlphaDEX® Fund	—	39,403,517	—	(38,088,097)	(6,662,972)	5,347,552	—	642,354
First Trust Switzerland AlphaDEX® Fund	307,150	39,402,943	985,150	(17,542,832)	(5,400,619)	3,334,055	20,778,697	83,328
First Trust United Kingdom AlphaDEX® Fund	515,240	40,476,339	—	(17,680,639)	(3,944,933)	1,774,290	20,625,057	661,292
		$198,554,495	$91,078,499	$(170,665,914)	$(26,477,359)	$14,275,156	$106,764,877	$1,824,979
Amounts relating to investments in affiliated funds in FVC at March 31, 2025, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$29,235,233	$3,714,325	$(31,845,318)	$(2,951,728)	$1,847,488	$—	$119,356
First Trust Dow Jones Internet Index Fund	58,911	30,710,054	2,612,275	(23,520,650)	(1,072,827)	4,358,227	13,087,079	—
First Trust Enhanced Short Maturity ETF	1,064,778	—	75,717,918	(11,962,198)	(39,313)	(92)	63,716,315	608,590
First Trust Financials AlphaDEX® Fund	258,227	—	31,470,644	(16,407,526)	(593,202)	(783,885)	13,686,031	82,816

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Security Name	Shares at 3/31/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust Industrials/Producer Durables AlphaDEX® Fund	195,612	$31,589,875	$2,521,377	$(19,295,608)	$(3,005,306)	$1,812,082	$13,622,420	$89,305
First Trust Nasdaq Semiconductor ETF	—	31,950,266	—	(30,931,061)	(4,764,549)	3,745,344	—	50,139
First Trust NASDAQ- 100-Technology Sector Index Fund	74,705	30,898,478	3,435,549	(19,902,020)	(2,518,977)	1,052,770	12,965,800	775
First Trust Utilities AlphaDEX® Fund	348,790	—	14,185,289	—	118,589	—	14,303,878	—
		$154,383,906	$133,657,377	$(153,864,381)	$(14,827,313)	$12,031,934	$131,381,523	$950,981
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2025, LEGR and ROBT had securities in the securities lending program. During the six months ended March 31, 2025, AIRR, LEGR, and ROBT participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
G. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2025, were received as collateral for lending securities.
H. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, with the exception of MDIV which is declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$44,002,035	$—	$—
Multi-Asset Diversified Income Index Fund	28,022,932	—	—
First Trust S&P International Dividend Aristocrats ETF	3,237,346	—	—
First Trust Rising Dividend Achievers ETF	192,223,542	—	—
First Trust Dorsey Wright Focus 5 ETF	5,963,670	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	1,311,947	—	—
First Trust RBA American Industrial Renaissance® ETF	2,130,376	—	—
First Trust Dorsey Wright International Focus 5 ETF	4,261,106	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	2,486,081	—	—
First Trust SMID Cap Rising Dividend Achievers ETF	68,669,012	—	—
First Trust Indxx Innovative Transaction & Process ETF	2,543,302	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	1,354,840	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	406,865	—	—
First Trust Dorsey Wright Momentum & Value ETF	302,515	—	—
First Trust International Developed Capital Strength® ETF	1,977,261	—	—
First Trust S&P 500 Economic Moat ETF	—	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
As of September 30, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$4,269,028	$(252,102,735)	$700,454,214
Multi-Asset Diversified Income Index Fund	—	(244,585,556)	27,555,820
First Trust S&P International Dividend Aristocrats ETF	641,542	(11,016,313)	7,329,404
First Trust Rising Dividend Achievers ETF	8,052,708	(832,577,519)	1,896,008,157
First Trust Dorsey Wright Focus 5 ETF	—	(723,385,218)	973,846,750
First Trust Dorsey Wright Momentum & Dividend ETF	157,120	(27,780,244)	7,167,251
First Trust RBA American Industrial Renaissance® ETF	—	(98,334,580)	185,905,117
First Trust Dorsey Wright International Focus 5 ETF	32,187	(164,187,584)	34,337,190
First Trust Dorsey Wright Dynamic Focus 5 ETF	21,248	(92,724,935)	18,026,434
First Trust SMID Cap Rising Dividend Achievers ETF	6,684,194	(129,412,301)	659,281,158
First Trust Indxx Innovative Transaction & Process ETF	159,930	(4,515,367)	9,117,050
First Trust Nasdaq Artificial Intelligence and Robotics ETF	321,152	(80,135,513)	(23,333,883)
First Trust Dorsey Wright Momentum & Low Volatility ETF	35,347	(26,890,498)	7,743,839
First Trust Dorsey Wright Momentum & Value ETF	59,391	(13,099,674)	3,544,245
First Trust International Developed Capital Strength® ETF	818,023	(7,368,521)	20,710,743
First Trust S&P 500 Economic Moat ETF	3,171	—	114,571
I. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all of the Funds except EMOT, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For EMOT, the taxable period ended 2024 remains open to federal and state audit. As of March 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ Technology Dividend Index Fund	$252,102,735
Multi-Asset Diversified Income Index Fund	244,585,556
First Trust S&P International Dividend Aristocrats ETF	11,016,313
First Trust Rising Dividend Achievers ETF	832,577,519
First Trust Dorsey Wright Focus 5 ETF	723,385,218
First Trust Dorsey Wright Momentum & Dividend ETF	27,780,244

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust RBA American Industrial Renaissance® ETF	$98,334,580
First Trust Dorsey Wright International Focus 5 ETF	164,187,584
First Trust Dorsey Wright Dynamic Focus 5 ETF	92,724,935
First Trust SMID Cap Rising Dividend Achievers ETF	129,412,301
First Trust Indxx Innovative Transaction & Process ETF	4,515,367
First Trust Nasdaq Artificial Intelligence and Robotics ETF	80,135,513
First Trust Dorsey Wright Momentum & Low Volatility ETF	26,890,498
First Trust Dorsey Wright Momentum & Value ETF	13,099,674
First Trust International Developed Capital Strength® ETF	7,368,521
First Trust S&P 500 Economic Moat ETF	—
During the taxable year ended September 30, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
Multi-Asset Diversified Income Index Fund	$14,979,051
First Trust Dorsey Wright Focus 5 ETF	34,182
First Trust Dorsey Wright Momentum & Dividend ETF	3,318,902
First Trust Indxx Innovative Transaction & Process ETF	1,281,044
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2024, the Funds had no net late year ordinary or capital losses.
As of March 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$2,244,193,590	$549,604,418	$(135,804,874)	$413,799,544
Multi-Asset Diversified Income Index Fund	428,510,637	46,157,638	(24,206,102)	21,951,536
First Trust S&P International Dividend Aristocrats ETF	82,001,171	7,199,622	(2,613,161)	4,586,461
First Trust Rising Dividend Achievers ETF	12,336,614,895	1,216,048,878	(186,273,470)	1,029,775,408
First Trust Dorsey Wright Focus 5 ETF	3,077,457,196	440,290,359	(33,222,173)	407,068,186
First Trust Dorsey Wright Momentum & Dividend ETF	71,188,785	5,781,689	(3,312,258)	2,469,431
First Trust RBA American Industrial Renaissance® ETF	3,502,417,531	52,045,572	(441,439,325)	(389,393,753)
First Trust Dorsey Wright International Focus 5 ETF	99,175,281	8,865,195	(998,393)	7,866,802
First Trust Dorsey Wright Dynamic Focus 5 ETF	127,671,555	4,447,131	(632,516)	3,814,615
First Trust SMID Cap Rising Dividend Achievers ETF	7,448,827,819	500,783,786	(146,907,410)	353,876,376
First Trust Indxx Innovative Transaction & Process ETF	83,917,456	17,700,392	(8,448,978)	9,251,414
First Trust Nasdaq Artificial Intelligence and Robotics ETF	459,600,844	35,520,521	(55,124,113)	(19,603,592)
First Trust Dorsey Wright Momentum & Low Volatility ETF	51,268,328	8,207,576	(878,331)	7,329,245
First Trust Dorsey Wright Momentum & Value ETF	28,398,836	2,180,911	(2,157,578)	23,333
First Trust International Developed Capital Strength® ETF	168,733,987	21,163,324	(6,029,280)	15,134,044
First Trust S&P 500 Economic Moat ETF	4,220,305	240,778	(244,915)	(4,137)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
J. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Indxx Innovative Transaction & Process ETF	Indxx, Inc.
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq, Inc.
First Trust Dorsey Wright Momentum & Low Volatility ETF	Nasdaq, Inc.
First Trust Dorsey Wright Momentum & Value ETF	Nasdaq, Inc.
First Trust International Developed Capital Strength® ETF	Nasdaq, Inc.
First Trust S&P 500 Economic Moat ETF	S&P Dow Jones Indices, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
K. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)

Breakpoints	TDIV	RDVY	FV	DDIV
Fund net assets up to and including $2.5 billion	0.5000%	0.5000%	0.3000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.4875%	0.2925%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.4750%	0.2850%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.4625%	0.2775%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.4500%	0.2700%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.4250%	0.2550%	0.510%

Breakpoints	AIRR	IFV	FVC	SDVY
Fund net assets up to and including $2.5 billion	0.7000%	0.3000%	0.3000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.2925%	0.2925%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.2850%	0.2850%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.2775%	0.2775%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%	0.2700%	0.2700%	0.540%
Fund net assets greater than $15 billion	0.5950%	0.2550%	0.2550%	0.510%

Breakpoints	DVOL	DVLU	EMOT
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%

Breakpoints	MDIV	FID
Fund net assets up to and including $2.5 billion	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%
Fund net assets greater than $10 billion	0.540%	0.540%

Breakpoints	LEGR	ROBT	FICS
Fund net assets up to and including $2.5 billion	0.65000%	0.65000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.63375%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.61750%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.60125%	0.6475%
Fund net assets greater than $10 billion	0.58500%	0.58500%	0.6300%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s investment management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2026. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2025, MDIV waived $271,078 of management fees.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$277,806,505	$279,296,274
Multi-Asset Diversified Income Index Fund	123,527,916	123,972,976
First Trust S&P International Dividend Aristocrats ETF	38,593,582	37,596,085
First Trust Rising Dividend Achievers ETF	6,581,565,693	6,568,604,909
First Trust Dorsey Wright Focus 5 ETF	1,590,621,960	1,587,252,890
First Trust Dorsey Wright Momentum & Dividend ETF	52,070,843	52,121,719
First Trust RBA American Industrial Renaissance® ETF	847,641,274	846,585,476
First Trust Dorsey Wright International Focus 5 ETF	91,078,499	91,117,321
First Trust Dorsey Wright Dynamic Focus 5 ETF	130,073,246	130,136,858
First Trust SMID Cap Rising Dividend Achievers ETF	4,992,685,253	4,991,591,578
First Trust Indxx Innovative Transaction & Process ETF	6,395,909	7,804,299
First Trust Nasdaq Artificial Intelligence and Robotics ETF	106,214,291	107,885,322
First Trust Dorsey Wright Momentum & Low Volatility ETF	36,206,658	36,192,468
First Trust Dorsey Wright Momentum & Value ETF	33,145,503	33,189,223
First Trust International Developed Capital Strength® ETF	41,486,005	42,305,363
First Trust S&P 500 Economic Moat ETF	349,295	357,561
For the six months ended March 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$220,002,155	$191,557,123
Multi-Asset Diversified Income Index Fund	29,649,107	10,498,572
First Trust S&P International Dividend Aristocrats ETF	5,123,146	—
First Trust Rising Dividend Achievers ETF	5,264,563,713	3,786,173,119
First Trust Dorsey Wright Focus 5 ETF	748,175,038	801,740,998
First Trust Dorsey Wright Momentum & Dividend ETF	17,639,359	5,790,486
First Trust RBA American Industrial Renaissance® ETF	2,720,282,020	840,555,010
First Trust Dorsey Wright International Focus 5 ETF	—	79,548,593
First Trust Dorsey Wright Dynamic Focus 5 ETF	3,584,131	23,727,523
First Trust SMID Cap Rising Dividend Achievers ETF	2,661,625,567	214,528,908
First Trust Indxx Innovative Transaction & Process ETF	—	17,551,225
First Trust Nasdaq Artificial Intelligence and Robotics ETF	26,837,456	31,864,300
First Trust Dorsey Wright Momentum & Low Volatility ETF	3,589,827	—
First Trust Dorsey Wright Momentum & Value ETF	1,618,709	3,099,963
First Trust International Developed Capital Strength® ETF	68,682,524	38,601,441
First Trust S&P 500 Economic Moat ETF	2,092,165	1,050,771

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2026 for all the Funds, with the exception of EMOT, which will not pay fees any time before June 26, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended March 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended March 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Disclaimer
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index and S&P 500® Economic Moat Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals of an investment advisory contract during the Registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 5, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 5, 2025

* Print the name and title of each signing officer under his or her signature.